Document and Entity Information (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2009	Nov. 30, 2009
Document and Entity Information [Abstract]
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Document Type	20-F
Document Period End Date	2009-12-31
Amendment Flag	false
Document Fiscal Year Focus	2009
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	343,028,989

Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 KRW ( ₩)	Dec. 31, 2009 KRW ( ₩)
ASSETS
Cash and cash equivalents	$ 2,316,478	₩ 3,073,410,000	₩ 2,695,569,000
Restricted cash	5,199,365	4,793,948,000	6,050,241,000
Interest-bearing deposits in other banks	401,229	234,534,000	466,890,000
Call loans and securities purchased under resale agreements	1,749,789	1,407,474,000	2,036,142,000
Trading assets	6,635,634	13,095,157,000	7,721,555,000
Investments	28,569,923	29,209,460,000	33,245,391,000
Loans (net of allowance for loan losses of 3,043,535 million in 2008 and 3,341,046 million ( $2,871,178 thousand) in 2009)	166,247,863	197,066,505,000	193,454,326,000
Due from customers on acceptances	1,628,878	2,062,618,000	1,895,444,000
Premises and equipment, net	1,389,723	1,774,900,000	1,617,151,000
Accrued interest and dividends receivable	884,508	1,123,833,000	1,029,257,000
Security deposits	1,207,956	1,427,624,000	1,405,638,000
Goodwill	497,959	578,452,000	579,450,000
Other intangible assets, net	163,893	208,486,000	190,715,000
Other assets	1,261,258	2,270,510,000	1,467,663,000
Total assets	218,154,456	258,326,911,000	253,855,432,000
Deposits:
Interest bearing	142,722,400	155,263,206,000	166,078,921,000
Non-interest bearing	2,667,595	3,438,269,000	3,104,147,000
Call money	1,172,617	3,443,811,000	1,364,516,000
Trading Liabilities	3,648,953	8,191,081,000	4,246,104,000
Acceptances outstanding	1,628,878	2,062,618,000	1,895,444,000
Other borrowed funds	7,026,414	10,526,916,000	8,176,286,000
Accrued interest payable	3,282,209	4,961,602,000	3,819,342,000
Secured borrowings	4,013,000	5,879,653,000	4,669,728,000
Long-term debt	34,004,992	45,147,962,000	39,569,909,000
Other liabilities	2,882,963	3,817,005,000	3,354,760,000
Total liabilities	203,050,021	242,732,123,000	236,279,157,000
Commitments and contingencies (Note 31)
TOTAL EQUITY
Common stock ( 5,000 par value, authorized 1 billion shares, 356,351,693 shares issued and 308,921,422 shares outstanding at 2008 and 386,351,693 shares issued and 343,028,989 shares outstanding at 2009)	1,660,085	1,781,758,000	1,931,758,000
Additional paid-in capital	6,187,902	6,253,322,000	7,200,553,000
Retained earnings	9,262,343	10,032,771,000	10,778,124,000
Accumulated other comprehensive income net of tax	210,244	389,909,000	244,651,000
Less: Treasury stock, at cost, 47,430,271 shares at 2008 and 43,322,704 shares at 2009	(2,247,684)	(2,863,053,000)	(2,615,518,000)
Total stockholders' equity	15,072,890	15,594,707,000	17,539,568,000
Noncontrolling interests	31,545	81,000	36,707,000
Total liabilities and equity	$ 218,154,456	₩ 258,326,911,000	₩ 253,855,432,000

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2009 KRW ( ₩)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008	Dec. 31, 2008 KRW ( ₩)
ASSETS
Net of allowance for loan	₩ 3,341,046,000	$ 2,871,178		₩ 3,043,535,000
TOTAL EQUITY
Common stock, par value	₩ 5,000			₩ 5,000
Common stock, authorized shares		1,000,000,000	1,000,000,000
Common stock, issued shares		386,351,693	356,351,693
Common stock, outstanding shares		343,028,989	308,921,422
Treasury stock		43,322,704	47,430,271

Consolidated Statements of Income and Comprehensive Income In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 KRW ( ₩)	Dec. 31, 2008 KRW ( ₩)	Dec. 31, 2007 KRW ( ₩)
Interest and dividend income
Deposits in other banks	$ 20,831	₩ 24,240,000	₩ 106,265,000	₩ 18,649,000
Loans, including fees	10,174,912	11,840,037,000	13,864,324,000	11,295,343,000
Trading assets	164,075	190,925,000	281,970,000	247,376,000
Investment securities	1,279,796	1,489,235,000	1,487,980,000	1,170,840,000
Call loans and securities purchased under resale agreements	39,258	45,683,000	87,903,000	60,133,000
Total interest and dividend income	11,678,872	13,590,120,000	15,828,442,000	12,792,341,000
Interest expense
Deposits	4,683,812	5,450,318,000	6,313,614,000	4,131,815,000
Call money	57,793	67,251,000	121,099,000	101,327,000
Other borrowed funds	242,205	281,841,000	417,315,000	478,446,000
Secured borrowings	206,630	240,446,000	342,025,000	378,569,000
Long-term debt	1,883,361	2,191,573,000	2,165,600,000	1,597,291,000
Total interest expense	7,073,801	8,231,429,000	9,359,653,000	6,687,448,000
Net interest income	4,605,071	5,358,691,000	6,468,789,000	6,104,893,000
Provision for credit losses	1,894,035	2,203,993,000	2,313,454,000	18,374,000
Net interest income after provision for credit losses	2,711,036	3,154,698,000	4,155,335,000	6,086,519,000
Non-interest income
Trust fees, net	162,403	188,980,000	165,459,000	159,175,000
Other fees and commission income	2,019,415	2,349,892,000	2,380,691,000	2,424,072,000
Net trading revenue	141,461	164,612,000	104,141,000	40,732,000
Net gain on investments	230,243	267,922,000	90,391,000	1,017,314,000
Other non-interest income	465,810	542,040,000	211,597,000	371,564,000
Total non-interest income	3,019,332	3,513,446,000	2,952,279,000	4,012,857,000
Non-interest expenses
Salaries and employee benefits	1,905,689	2,217,554,000	2,334,983,000	2,279,827,000
Depreciation and amortization	370,392	431,007,000	407,187,000	418,882,000
Other administrative expenses	736,550	857,087,000	875,278,000	835,720,000
Credit card fees	358,597	417,282,000	373,780,000	338,217,000
Other fees and commissions	748,011	870,423,000	826,435,000	728,549,000
Other non-interest expenses	815,312	948,738,000	503,166,000	532,379,000
Total non-interest expenses	4,934,551	5,742,091,000	5,320,829,000	5,133,574,000
Income before income tax expense	795,817	926,053,000	1,786,785,000	4,965,802,000
Income tax expense	178,305	207,484,000	453,847,000	1,206,433,000
Net income	617,512	718,569,000	1,332,938,000	3,759,369,000
Net income (loss) attributable to noncontrolling interests, net of tax	(1,781)	(2,072,000)	6,974,000	4,262,000
Net income (loss) attributable to stockholders	619,293	720,641,000	1,325,964,000	3,755,107,000
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(101,108)	(117,655,000)	91,626,000	1,509,000
Net unrealized gains (losses) on investment securities	(3,342)	(3,889,000)	431,269,000	(558,978,000)
Total other comprehensive income (loss), net of tax	(104,450)	(121,544,000)	522,895,000	(557,469,000)
Comprehensive income	513,062	597,025,000	1,855,833,000	3,201,900,000
Comprehensive income (loss) attributable to noncontrolling interests	(2,638)	(3,070,000)	6,974,000	4,266,000
Comprehensive income attributable to stockholders	$ 515,700	₩ 600,095,000	₩ 1,848,859,000	₩ 3,197,634,000
Basic:
Net income attributable to stockholders' equity	$ 1.903	₩ 2,215	₩ 4,012	₩ 10,898
Diluted:
Net income attributable to stockholders' equity	$ 1.903	₩ 2,215	₩ 4,012	₩ 10,898
Weighted average basic common shares outstanding (In thousands)	325,397		330,498	344,570
Weighted average diluted common shares outstanding (In thousands)	325,397		330,498	344,570

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (Retained Earnings, KRW ₩)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007
Per share amount of Cash Dividends	₩ 2,450	₩ 3,650

Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 KRW ( ₩)	Dec. 31, 2008 KRW ( ₩)	Dec. 31, 2007 KRW ( ₩)
Cash flows from operating activities:
Net income	$ 617,512	₩ 718,569,000	₩ 1,332,938,000	₩ 3,759,369,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	1,894,035	2,203,993,000	2,313,454,000	18,374,000
Depreciation and amortization	370,392	431,007,000	407,187,000	418,882,000
Accretion of discounts on finance debentures	120,282	139,967,000	155,458,000	272,511,000
Net loss (gain) on valuation of trading securities	32,144	37,405,000	(74,578,000)	47,890,000
Net loss (gain) on valuation of derivatives	(608,120)	(707,639,000)	(652,909,000)	205,628,000
Net loss (gain) on transaction of derivatives	536,950	624,822,000	473,307,000	(71,265,000)
Net gain on sales of available-for-sale securities	(142,011)	(165,251,000)	(16,306,000)	(726,845,000)
Impairment losses on available-for-sale securities	5,730	6,667,000	224,925,000	50,467,000
Net gain on redemption of available-for-sale securities	(10,354)	(12,049,000)	(43,254,000)	(5,017,000)
Impairment losses on held-to-maturities securities	7,054	8,208,000	17,218,000	8,067,000
Net gain on redemption of held-to-maturities securities				(6,000,000)
Income of equity method investments	(8,749)	(10,181,000)	8,673,000	(68,183,000)
Loss (gain) on sales of equity method investments	11,932	13,885,000	(343,660,000)	(143,893,000)
Loss on impairment of other securities	212	247,000	205,681,000	7,367,000
Net gain on other securities	(94,056)	(109,448,000)	(143,669,000)	(139,271,000)
Net loss on fair value hedge accounting	14,754	17,168,000	27,032,000	224,000
Net loss (gain) on sales of loans	(42,082)	(48,969,000)	3,293,000	455,000
Net gain on disposal of premises and equipment	(2,833)	(3,297,000)	(3,538,000)	(13,067,000)
Impairment loss on other assets	2,282	2,655,000	2,272,000	1,171,000
Non-cash stock compensation expense	19,799	23,039,000	(20,139,000)	7,513,000
Net change in:
Trading assets	4,656,441	5,418,467,000	(6,279,966,000)	(3,032,170,000)
Accrued interest and dividend receivable	81,138	94,416,000	(223,467,000)	(96,737,000)
Deferred income tax assets	(10,648)	(12,390,000)		48,376,000
Income tax receivable	154,134	179,358,000	(42,805,000)	(471,317,000)
Other assets	660,439	768,519,000	(761,952,000)	(285,181,000)
Trading liabilities	(3,390,165)	(3,944,966,000)	6,506,002,000	588,721,000
Accrued interest payable	(981,516)	(1,142,141,000)	765,565,000	497,018,000
Deferred income tax liabilities	21,615	25,153,000	(40,504,000)	108,464,000
Other liabilities	(581,989)	(677,230,000)	(372,488,000)	817,536,000
Net cash provided by operating activities	3,334,322	3,879,984,000	3,423,770,000	1,805,081,000
Cash flows from investing activities:
Net change in restricted cash	(1,079,615)	(1,256,294,000)	(797,452,000)	(719,352,000)
Net change in interest-bearing deposits in other banks	(198,206)	(230,643,000)	(126,922,000)	356,124,000
Net change in call loans and securities purchased under resale agreements	(537,469)	(625,426,000)	211,951,000	110,869,000
Proceeds from sales of available-for-sale securities	3,117,106	3,627,220,000	8,510,135,000	10,571,122,000
Proceeds from maturities of available-for-sale securities	25,297,937	29,437,945,000	13,206,773,000	4,026,451,000
Purchases of available-for-sale securities	(31,575,830)	(36,743,215,000)	(22,295,970,000)	(13,672,668,000)
Proceeds from maturities, prepayments and calls of held-to-maturity securities	995,742	1,158,695,000	1,735,488,000	3,205,441,000
Purchases of held-to-maturity securities	(1,015,539)	(1,181,732,000)	(3,322,132,000)	(3,332,823,000)
Net change in venture capital securities	4,445	5,172,000	9,949,000	(7,811,000)
Proceeds from sales of equity method investment	2,882	3,354,000	699,932,000	209,387,000
Purchases of equity method investment	(17,765)	(20,672,000)	(812,616,000)	(128,088,000)
Net change in other securities	(117,995)	(137,305,000)	(415,690,000)	42,595,000
Acquisition of subsidiaries, net of cash acquired	4,727	5,501,000	(267,543,000)
Net originations and repayments of loans	(1,056,464)	(1,229,354,000)	(28,957,933,000)	(21,891,140,000)
Proceeds from sales of loans	2,279,472	2,652,508,000	529,769,000	282,690,000
Proceeds from sales of premises and equipment	15,111	17,584,000	13,956,000	113,954,000
Payments for purchases of premises and equipment	(160,790)	(187,103,000)	(454,877,000)	(492,379,000)
Net change in security deposits	(51,934)	(60,433,000)	(91,356,000)	(144,981,000)
Net cash used in investing activities	(4,094,185)	(4,764,198,000)	(32,624,538,000)	(21,470,609,000)
Cash flows from financing activities:
Net decrease in non-interest bearing deposits	(287,384)	(334,414,000)	(239,913,000)	(667,229,000)
Net increase in interest-bearing deposits	9,283,154	10,802,342,000	20,494,149,000	9,555,948,000
Net increase (decrease) in call money	(1,791,420)	(2,084,586,000)	2,581,415,000	625,945,000
Net decrease in secured borrowings	(1,039,768)	(1,209,926,000)	(435,263,000)	(1,147,732,000)
Net increase (decrease) in other borrowed funds	(2,017,645)	(2,347,833,000)	2,533,164,000	(3,123,966,000)
Proceeds from issuance of long-term debt	8,466,718	9,852,296,000	15,981,200,000	16,176,552,000
Repayment of long-term debt	(12,369,695)	(14,393,996,000)	(7,255,854,000)	(1,523,302,000)
Cash dividends paid to noncontrolling interests by subsidiaries			(1,535,000,000)	(1,534,000,000)
Payment for stock option exercise	(1,172)	(1,363,000)	(894,000)	(5,308,000)
Proceeds from reissuance of treasury stock	221,683	257,962,000	1,595,000	8,212,000
Purchases of treasury stock	(1,971)	(2,294,000)	(3,411,293,000)	(6,247,000)
Cash dividends paid on common stocks			(824,065,000,000)	(1,227,784,000,000)
Increase in noncontrolling interests	26,776	31,158,000	1,013,000
Net cash provided by financing activities	489,276	569,346,000	29,423,719,000	18,663,555,000
Effect of exchange rate changes on cash	(54,116)	(62,973,000)	79,996,000	(2,082,000)
Net increase (decrease) in cash and cash equivalents	(324,703)	(377,841,000)	302,947,000	(1,004,055,000)
Cash and cash equivalents, beginning of year	2,641,181	3,073,410,000	2,770,463,000	3,774,518,000
Cash and cash equivalents, end of year	2,316,478	2,695,569,000	3,073,410,000	2,770,463,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	8,055,412	9,373,680,000	8,593,635,000	6,190,345,000
Cash paid during the year for income tax	(111,744)	(130,031,000)	1,114,677,000	1,277,979,000
Supplemental schedule of noncash investing and financing activities:
Bonds and securities received in connection with loan restructuring	7,766	9,037,000	40,000	1,687,000
Increase (decrease) in cumulative translation adjustments, net of tax	(101,108)	(117,655,000)	91,626,000	1,509,000
Increase (decrease) in unrealized gains on investment securities, net of tax	(3,342)	(3,889,000)	431,269,000	(558,978,000)
Issuance of common stock-reorganization:
Acquisition of treasury stock			856,555,000,000
Acquisition of noncontrolling interests			33,459,000,000
Goodwill-noncontrolling interests			₩ 68,935,000,000

General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2009
General Information and Summary of Significant Accounting Policies [Abstract]
General Information and Summary of Significant Accounting Policies

1.	General Information and Summary of Significant Accounting Policies

KB Financial Group Inc. is a financial holding company whose businesses provide a broad range of financial services to consumer and corporate customers primarily in the Republic of Korea. KB Financial Group Inc. was incorporated on September 29, 2008 under the Financial Holding Company Act in Korea.

KB Financial Group Inc. and its subsidiaries (collectively referred to as the “Company”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Company’s principal business includes ownership and management of subsidiaries and affiliate companies that are engaged in financial services or activities.

As of December 31, 2009, the Company’s paid-in capital amounted to ~~W~~1,931,758 million. Out of 386,351,693 shares issued at December 31, 2009, 40,353,823 of shares (10.44% of total shares issued) were listed on the New York Stock Exchange as American Depository Shares (“ADS”).

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, fair value and impairment of investment securities, derivative financial instruments, deferred tax assets and related valuation allowances, financial instruments with no available market prices, goodwill, other intangibles and share based compensation.

Accounting standards codification

In July 2009, the Financial Accounting Standards Board (“FASB”) implemented the FASB Accounting Standards Codification (the “Codification”) as the single source of authoritative U.S. generally accepted accounting principles. The Codification simplifies the classification of accounting standards into one online database under a common referencing system, organized into eight areas, ranging from industry-specific to general financial statement matters. Use of the Codification is effective for interim and annual periods ending after September 15, 2009. The Company began to use the Codification on the effective date, and it had no impact on the Company’s Consolidated Financial Statements. The Company is providing references to the codification topics alongside to the predecessor standards.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of KB Financial Group Inc. and its subsidiaries which are generally controlled through a majority voting interest. The Company also includes in its consolidated financial statements the accounts of the variable interest entities (“VIEs”) for which the Company has been determined to be the primary beneficiary pursuant to FASB Interpretation No. 46 (Revised in 2003)- “Consolidation of Variable Interest Entities, an interpretation of ARB No. 51” (ASC 810-10 “Consolidation”).

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in “Other securities” under “Investments” and the Company’s proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in “Net gain (loss) on investments.” The Company evaluates variable interests in entities for which voting interests are not effective means of identifying controlling financial interests. Variable interests are those in which the value of the interest changes with the fair value of the net assets of the entity exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. The Company reassesses this evaluation of the VIE and the primary beneficiary when specified events and circumstances occur. If the evaluation indicates that the requirements for consolidation are not met, then the entity would be deconsolidated. The Company has significant variable interest entities which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities (“SPEs”) where the Company provides administration services and liquidity (See Note 9).

Assets held in agency, fiduciary or trust management capacities are not included in the consolidated financial statements.

The consolidated financial statements are presented in accordance with U.S. GAAP. All material inter-company transactions and balances have been eliminated in consolidation.

In December 2007, the FASB issued Statement No. 160, Noncontrolling Interests in Consolidated Financial Statements (ASC 810-10-45-15), which establishes standards for the accounting and reporting of noncontrolling interests in subsidiaries (previously called minority interests) in consolidated financial statements and for the loss of control of subsidiaries. Upon adoption, SFAS No. 160 (ASC 810-10-45-15) requires that the equity interest of noncontrolling stockholders, partners, or other equity holders in subsidiaries be presented as a separate item in the Company’s total equity, rather than mezzanine item between the liabilities and total equity. As such, no gain or loss related to these type changes can be reflected in income. Furthermore, no change in the carrying amount of subsidiary assets or liabilities can be recognized. After the initial adoption, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be measured at fair value at the date of deconsolidation. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of the remaining investment, rather than the previous carrying amount of that retained investment. The presentation and disclosure requirements shall be applied retrospectively for all periods presented. The adoption of SFAS 160 resulted in a reclassification of minority interests to a separate component of total equity on the balance sheet and net income attributable to noncontrolling interests is shown as a reduction from net income in calculating net income available to common stockholders on the statement of operations. All previous references to “minority interests” in the consolidated financial statements have been revised to “noncontrolling interests.”

Business combination

Since the adoption of Statement of Financial Accounting Standards (“SFAS”) No. 141- “Business Combinations, (ASC 805-10)” the Company accounts for business combinations using the purchase method. Identifiable intangible assets acquired in a business combination are separately valued and recognized on the balance sheet if they meet certain requirements. The excess of the cost of the acquired entity over the net amounts assigned to assets acquired and liabilities assumed is recognized as an asset referred to as “Goodwill”. Results of operations of the acquired business are included in the consolidated statements of income from the date of acquisition.

In December 2007, the FASB issued Statement No. 141(revised), Business Combinations (SFAS No. 141(R)/ASC 805-10), which is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The Statement replaces SFAS No. 141, Business Combinations. SFAS No. 141(R) (ASC 805-10) retains the fundamental requirements in SFAS No. 141 that the acquisition method of accounting (which Statement 141 called the purchase method) be used for all business combinations and for an acquirer to be identified for each business combination. SFAS No. 141(R) (ASC 805-10) also retains the guidance in SFAS No. 141 for identifying and recognizing intangible assets separately from goodwill. The most significant changes in SFAS No. 141(R) (ASC 805-10) are: (1) acquisition costs and restructuring costs will now be expensed; (2) stock consideration will be measured based on the quoted market price as of the acquisition date instead of the date the deal is announced; and (3) the acquirer will record a 100% step-up to fair value for all assets and liabilities, including the noncontrolling interest portion, and goodwill is recorded as if a 100% interest was acquired. The Company adopted SFAS No. 141(R) (ASC 805-10) on January 1, 2009, and the standard is applied prospectively.

Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated into Korean won at the exchange rate prevailing on the balance sheet date, with resulting gains or losses included in the consolidated statements of income. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction and the relating gains or losses from the settlement of foreign currency transactions are recognized in the consolidated statements of income.

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated, for consolidation purposes, at current exchange rates from the local currency to the reporting currency, the Korean won. Assets and liabilities of foreign branches and subsidiaries are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Income and expense of foreign branches and subsidiaries are recorded and reported in the consolidated statement of income using the average rates for the relevant periods. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (loss), net of tax. Gains and losses arising from the translation of available-for-sale securities denominated in foreign currencies are also recorded as a component of accumulated other comprehensive income (loss), net of tax.

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities at the time of purchase of 90 days or less, other than those used for trading purposes.

Securities purchased under agreement to resell and securities sold under agreement to repurchase

The Company enters into short-term purchases of securities under agreements to resell (“Resale agreements”) and sales of securities under agreements to repurchase (“Repurchase agreements”) substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor and are recorded at the amount at which the securities were acquired or sold. When control over the related securities has been surrendered by the transferor, the Company accounts for its resale agreements as purchases of securities with related forward commitments to resell and accounts for its repurchase agreements as sales of securities with related forward commitments to repurchase. It is the Company’s policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and collateral value, and requiring the counterparty to deposit additional collateral with the Company when deemed necessary.

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading liabilities include securities that are sold short, not yet purchased. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in “Net trading revenue”.

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange contracts that are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, caps and floors, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange contracts as they occur in “Net trading revenue”.

The fair value of trading securities, derivative financial instruments and foreign exchange contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Derivatives used for hedging purposes

The Company uses various derivative instruments as part of its asset and liability management process, including interest rate and foreign currency swaps, to manage various interest rate and foreign exchange exposure or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts are entered into for non-trading purposes and are intended to serve as economic hedges of risk but do not qualify for hedge accounting. Derivatives accounted for as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures of correlation. The Company discontinues hedge accounting when it is determined that a derivative is not expected to be or has ceased to be highly effective as a hedge, and reflects changes in fair value in earnings after termination of the hedge relationship.

All derivatives, whether designated for hedging relationships or not, are recorded on the consolidated balance sheets at fair value. If the derivative is designated as a fair value hedge of fixed rate assets or liabilities, all changes in the fair value of the derivative and changes in the fair value of the hedged item attributable to the hedged risk are recognized in other non-interest income(expense). Hedge ineffectiveness is reflected in the current earnings as well. Fair value hedges are used to limit the Company’s exposure to total changes in the fair value of its interest-bearing liabilities that are due to interest rate or foreign exchange volatility. Fair value hedges of the Company mainly include hedges of fixed rate debentures.

If the derivative is designated as a cash flow hedge of floating rate assets, liabilities or forecasted transactions, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income and recognized in the consolidated income statements when the hedged item affects earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. Cash flow hedges are used to minimize the variability in cash flows of interest-earning assets or interest-bearing liabilities or forecasted transactions caused by interest rate or foreign exchange fluctuations.

If hedge relationships are terminated, hedge designations are removed, or if forecasted transactions are no longer expected to occur, hedge accounting treatment is not applied prospectively and the related hedging derivatives would be transferred to trading assets and liabilities. In such cases, the changes in the fair value or cash flows of the hedged item that are attributable to the risk being hedged will not be offset and the fair value changes in the hedging derivatives are recognized immediately in current earnings.

The Company’s designated fair value hedges consisted primarily of interest rate swaps and cross currency rate swaps designated as fair value hedges. When applying fair value hedge accounting as prescribed by ASC 815 (SFAS No. 133- “Accounting for Derivative Instruments and Hedging Activities” as amended by SFAS No. 137- “Accounting for Derivative Instruments and Hedging Activities — Deferral of the Effective Date of SFAS No. 133”), and SFAS No. 138- “Accounting for Certain Derivative Instruments and Certain Hedging Activities” (collectively referred to as “SFAS No. 133”), the Company uses standard statistical methods of regression to determine if the results of the changes in value of the hedging derivative and the hedged item meet ASC 815( SFAS No. 133) criteria for a highly effective hedge accounting relationship.

Investments in equity securities and debt securities

Equity securities with readily determinable fair values are recorded on a trade-date basis and are accounted for at fair value. Dividend income on these securities is recorded in “Interest and dividend income”. Securities purchased with the intention of recognizing short-term profits are included in “Trading assets” at fair value. Marketable equity securities not classified as trading are designated as available-for-sale securities and are carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Realized gains and losses on the sales of equity securities and other — than — temporary impairment of equity securities are determined using the moving average method.

Debt securities are recorded on a trade-date basis. Debt securities for which the Company has the positive ability and intent to hold until maturity are classified as held- to-maturity securities and recorded at amortized cost and adjusted for accretion or amortization of discounts and premiums. Debt securities that the Company purchases for short-term appreciation or other trading purposes are carried at fair value and classified as short-term investments which are included in “Trading assets.” Debt securities not classified as held-to-maturity or trading are designated as available-for-sale and carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Interest earned on debt securities, including amortization of premiums and accretion of discounts based on the effective interest rate method, is included in “Interest and dividend income” and realized gains and losses from the sale of debt securities, which are included in “Net gain (loss) on investments,” are determined on a specific security basis.

Management regularly evaluates whether declines in fair value of individual available-for-sale securities and held-to-maturity securities below their amortized cost are other-than- temporary. Factors considered in determining whether such declines in value are other-than-temporary include the length of time and extent to which fair value is less than cost, the status, financial condition and near-term prospects of the issuer and the status of the security as well as whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. Management continually monitors and evaluates these securities for impairment that is other-than -temporary.

In April 2009, the FASB issued FSP No.FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (FSP No. FAS 115-2/ASC 320-10-35), which amends the recognition guidance for other-than-temporary impairments (OTTI) of debt securities and expands the financial statement disclosures for OTTI on debt and equity securities. The Company adopted the FSP on January 1, 2009. As a result of the FSP, the Company’s Consolidated Statement of Income reflects the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Company intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale (AFS) and held-to-maturity (HTM) debt securities that management has no intent to sell and believes that it more likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in Accumulated Other Comprehensive Income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company’s cash flow projections using its base assumptions. As a result of the adoption of the FSP, the Company’s income in 2009 was decreased by ~~W~~5,297 million in available for sale securities on a pretax basis (~~W~~4,190 million on an after-tax basis). The cumulative effect of the change included an increase in the balance of retained earnings as of January 1, 2009 of ~~W~~32,216 million on a pretax basis (~~W~~24,712 million after-tax).

The disclosures related to the Company’s investment and OTTI are detailed in Note 8.

Venture capital securities

KB Investment Co., Ltd., one of the Company’s subsidiaries, engages exclusively in venture capital activities. Venture capital investments are not within the scope of SFAS No. 115- “Accounting for Certain Investments in Debt and Equity Securities” (ASC 320 “Investments Debt and Equity Securities”) and are subject to specialized industry accounting principles for investment companies (ASC 946 “Financial Services Investment Companies”). Venture capital investments are recorded as “Venture capital securities” under “Investments” and are carried at fair value with net changes in fair value recognized in “Net gain on investments.” The fair values of publicly-traded securities held by this subsidiary are generally based on quoted market prices. Securities that are held by this subsidiary that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to that date, management estimates the fair value based on investee transactions with unaffiliated parties, management’s review of the investee’s financial results and condition and the latest obtainable net asset value of the investees.

Non-marketable or restricted equity securities

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are recorded using the cost method. The cost method is used for those investments in which the Company does not have significant influence over the investees, and under this method, there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Company writes down the cost basis of the investment to a new cost basis that represents realizable value. Non-marketable or restricted equity securities are recorded as “Other securities” under “Investments” and the amount of write-down is included in earnings under “Net loss on investments” and dividend income earned on these securities is recorded in “Interest and dividend income”.

Loans

Loans are carried at their outstanding principal balances, net of allowance for loan losses and unamortized deferred nonrefundable loan origination fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield. Interest income on loans that are not placed on non-accrual status is accrued at the effective rate and credited to income as it is earned.

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. When a loan is placed on non-accrual status, interest accrued previously but unpaid is generally reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability of principal is uncertain, are applied as principal reductions; otherwise, payments are applied first to the delinquent interest, normal interest, and then to the loan balance until paid in full. A non-accrual loan is normally restored to accrual status when all the principal and interest amounts contractually due are brought current and it is believed that the financial condition of the borrower has improved to the extent that the collection of future principal and interest on a timely basis is reasonably assured.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the fair value of the security and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan, as appropriate, through the allowance for loan losses.

Loans held for sale

Loans held for sale are loans that the Company has the intent to sell in the foreseeable future. The Company’s loans held for sale include residential mortgage loans and are carried at the lower of aggregate cost or market value. Loans held for sale are included in “Other assets” and gains and losses on the sales of loans are determined using the specific-identification method and included in “Other non-interest income (expenses)”.

Allowance for loan losses

The allowance for loan losses is based on management’s continuing review and evaluation of the loan portfolio and is management’s best estimate of probable losses incurred as of the balance sheet date. The determination of the adequacy of the allowance for loan losses hinges on various judgments and assumptions, including but not necessarily limited to, management’s assessment of potential losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is charged against income as provision for loan losses. The aggregate allowance for loan losses is increased by amounts charged to the provision for loan losses, net of charge-offs, and recoveries as a result of cash collections from charged-off accounts.

The Company’s allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Generally, the Company considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to the Financial Services Commission’s asset classification guidelines;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks, indicating that the Company has exhibited difficulties in making timely payments of principal and interest;

•	Loans which are “troubled debt restructurings” under U.S. GAAP.

Once a loan has been identified as individually impaired, impairment is measured in accordance with ASC 310-10-35 “Receivables-Subsequent measurement” (formerly SFAS No. 114). The Company’s measurement of an impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. If the recorded investment in impaired loans exceeds the present value of payments expected to be received, a specific allowance is established as a component of allowance for loan losses.

The Company performs periodic and systematic detailed reviews of its lending portfolio to identify credit risks and to assess the overall collectability. The allowance for homogeneous pools of commercial and consumer loans, and other loans, which are not specifically identified as impaired, is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based on various analyses, including the Company’s historical delinquency and loan loss experience, and adjusted for qualitative factors, such as the current economic conditions in which the Company operates as well as current lending policies and procedures.

Non-performing loans include loans that are 90 days or more past due on principal or interest, or where reasonable doubt exists as to timely collection, including loans that are individually identified as being impaired, and troubled debt restructurings. The Company also classifies loans as non-performing when the borrower enters into a status of default, liquidation, bankruptcy or business discontinuance.

Loans are charged off if they are deemed to be uncollectible. Consumer and credit card loans are charged off at no more than 180 days past due.

Allowance for off-balance sheet credit instruments

The Company maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in “Other liabilities” in the consolidated balance sheets.

Secured borrowings

Transfers of loans and securities related to certain securitizations, in which control over the loans and securities has not been surrendered, are accounted for as collateralized borrowings. The liability for funds received under the related loan and securities sale agreements is included in “Secured borrowings”. Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in “Secured borrowings”.

Loan and securities provided as collateral

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitization, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral for transactions on repurchase agreements, derivatives contracts, borrowings from the Korean Federation of Banks and other borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the consolidated balance sheets. Securities pledged cannot be sold or re-pledged by the Company. However, the Company has the right to substitute the collateral provided that this is not to the detriment of the counterparties.

Premises and equipment

Premises, equipment and furniture, leasehold improvements and leased property under capital leases are stated at cost less accumulated depreciation. Depreciation of buildings is computed on a straight-line basis over the estimated useful lives of the assets. Depreciation of equipment and furniture and lease property under capital leases is computed on a declining balance basis over the useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount and are reported in “Other non-interest income (expenses).” Maintenance and repairs are charged to expense as incurred.

The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4 years

Goodwill and other intangible assets

Under the provisions of SFAS No. 142- “Goodwill and Other Intangible Assets” (ASC 350-20 “Goodwill” and ASC 350-30 “General Intangibles Other than Goodwill”), which sets forth the accounting for goodwill and intangible assets subsequent to their acquisition, goodwill is no longer amortized. ASC 350-20-35 requires that goodwill be allocated to the reporting unit level, which the Company defines as an operating segment or one level below. ASC 350-20-35 and ASC 350-30-35 also requires that goodwill and other intangible assets be tested for impairment at the reporting unit level at least annually or more frequently, if events or circumstances indicate a potential impairment.

The goodwill impairment test under SFAS No. 142(ASC 350-20) is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and an additional procedure must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to its implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

The Company has finite-lived intangible assets including core deposit intangibles, credit card relationship intangibles and capitalized software. Core deposit intangibles reflect the estimated fair value of the acquired demand deposits and savings deposits, which the Company can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship intangibles reflect the estimated fair value of the credit card relationships acquired from which the Company expects to derive future benefits over the estimated lives of such relationships. Both the core deposit intangibles and the credit card relationship intangibles are amortized on an accelerated basis over their useful lives in proportion to the estimated run-off of depositors and credit card customers, respectively. The estimated useful lives of the core deposit intangibles and the credit card relationship intangibles range from six to ten years. Capitalized software is amortized over its estimated useful life ranging from four to five years. The Company had no indefinite-lived intangible assets as of December 31, 2008 and 2009.

Impairment of long-lived assets and other intangible assets

The Company reviews its long-lived assets, including identifiable intangibles with definite lives in accordance with SFAS No. 144- “Accounting for the Impairment or Disposal of Long-Lived Assets” (ASC 360-10 “Property, Plant, and Equipment”) for impairment whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include significant or sustained declines in revenues or earnings and material adverse changes in the economic climate. The carrying amount of an intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to derive from the use of such asset. For assets which the Company intends to hold for use, if the total of the expected future undiscounted cash flows is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets which the Company intends to sell, a loss is recognized for the amount that the estimated fair value, less cost to sell, is less than the carrying value of the assets.

Fair value measurement

On January 1, 2008, the Company adopted SFAS No. 157, “Fair Value Measurements” (ASC 820-10 “Fair Value Measurements and Disclosures”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted certain provisions of this statement related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis since January 1, 2009. In addition, ASC 820-10 requires assets and liabilities measured at fair value to be categorized into three-level hierarchy based on the inputs to fair value measurement.

Level 1:  Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 29.

Stock-based compensation

The Company has various stock-based employee compensation plans, which are described in detail in Note 28. On January 1, 2006, the Company follows SFAS No. 123(R) (revised 2004) — “Share-Based Payment,” (ASC 718 “Stock Compensation”) under the modified-prospective application. The written terms of the Company’s share-based payments allows the Company, at its option, to settle the awards in cash, however, it is the Company’s past practice and its intention to continue settling the awards in cash. Accordingly, at grant date, the Company initially measures compensation expense and liabilities for stock options and other share-based payments based on the instruments’ grant date fair value. Subsequently, the liabilities incurred under share-based payment arrangements are remeasured at the end of each reporting period until settlement.

Trust fees and compensation to the trust accounts

The Company manages funds on behalf of its customers through the operation of various trust accounts. The Company earns fees for managing those funds, which are recognized when earned. In certain cases, the Company guarantees (a) principal and a fixed return on principal or (b) principal only to the investors in those trust accounts. At each balance sheet date, the Company accrues the liability that exists on account of such guarantees where the Company does not consolidate the trust accounts.

Other fees and commission income

Other fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, lottery sales, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Income tax

The Company accounts for income taxes in accordance with SFAS No. 109(ASC 740), which prescribe two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Deferred tax assets, including the tax effect of carryforward tax losses, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized.

The Company adopted FASB Interpretation No. 48- “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109‘(ASC 740), on January 1, 2007, which set outs a consistent framework to use to determine the appropriate level of tax reserve for uncertain tax positions. The Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized for a position in accordance with FIN 48(ASC 740) and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, in connection with the adoption of FIN 48(ASC 740), the Company elected to classify interest and penalties related to tax positions as a component of income tax expense. See Note 25 to the consolidated financial statements for further details of the Company’s provision and related income tax assets and liabilities.

Earnings per share

Basic earnings per share are computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding in each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding during each period and dilutive common equivalent shares representing the weighted average dilutive effect of the Company’s stock options outstanding during each period. Dilutive potential common shares are calculated using the “treasury stock” method.

Comprehensive income

The Company records unrealized gains and losses on investment securities and foreign currency translation adjustments in “Accumulated other comprehensive income (loss), net of tax.” Gains and losses on investment securities are reclassified to net income or loss as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income or loss at the time of the charge. Translation gains or losses on foreign currencies translation adjustments are reclassified to net income or loss upon the sale or liquidation of investment in foreign operations.

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean won. The U.S. dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean won amounts are expressed in U.S. dollars at the rate of ~~W~~1,163.65 to U.S. $1.00, the U.S. Federal Reserve Bank of New York buying exchange rate in effect at noon, December 31, 2009. Such convenience translation into US dollars should not be construed as representations that the Korean won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2009
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards

2.	Recently Issued Accounting Standards

SFAS No. 141(R) — Business Combinations(ASC 805)

In December 2007, the FASB issued SFAS No. 141(R), Business Combinations (ASC 805). This statement applies to all transactions or other events in which an entity obtains control of one or more businesses, including those sometimes referred to as “true mergers” or “mergers of equals” and combinations achieved without the transfer of consideration, for example, by contract alone or through the lapse of minority veto rights. SFAS No. 141(R)(ASC 805) modifies the accounting for business combinations and requires, with limited exceptions, the acquirer in a business combination to recognize 100 percent of the assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition-date fair value. In addition, SFAS No. 141(R)(ASC 805) requires the expensing of acquisition-related transaction and restructuring costs, and certain contingent assets and liabilities acquired, as well as contingent consideration, to be recognized at fair value. SFAS No. 141(R) (ASC 805) also modifies the accounting for certain acquired income tax assets and liabilities. The Company adopted this statement on January 1, 2009 and the impact of adoption was not material to its financial condition, results of operations or cash flows.

SFAS No. 160 — Noncontrolling Interests in Consolidated Financial Statements (ASC 810)

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements (ASC 810). This statement applies to all entities that prepare consolidated financial statements, except not-for-profit organizations, but affects only those entities that have an outstanding noncontrolling interest in one or more subsidiaries or that deconsolidate a subsidiary. The Company adopted this statement on January 1, 2009 and the impact of adoption was not material to its financial condition, results of operations or cash flows.

SFAS No. 161 — Disclosures about Derivative Instruments and Hedging Activities (ASC 815)

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities (ASC 815). This statement establishes, among other things, the disclosure requirements for derivative instruments and hedging activities. This statement is effective at the beginning of an entity’s first interim period beginning after November 15, 2008. Since these amended principles require only additional disclosures concerning derivatives and hedging activities, adoption did not affect the Company’s financial condition, result of operations or cash flows.

FSP No. FAS 140-3 — Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (ASC 860)

In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (ASC 860). FSP No. FAS 140-3 (ASC 860) applies to repurchase agreements that relate to previously transferred financial assets between the same counterparties that are entered into contemporaneously with, or in contemplation of, the initial transfer (“repurchase financings”). The Company adopted FSP No. FAS 140-3 (ASC 860) for new transactions entered into after January 1, 2009 and the impact of adoption was not material to its financial condition, result of operations or cash flows.

SFAS No. 166 — Accounting for Transfers of Financial Assets (ASC 860)

In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets, an amendment to FASB Statement No. 140”. This statement removed (1) the concept of a qualifying special purpose entity (“QSPE”) from SFAS No. 140 (ASC 860 — Transfers and Servicing) and (2) the exceptions from applying FASB Interpretation No. (“FIN”) 46 (R) (ASC 810 — Consolidation) to QSPEs. This statement amends SFAS No. 140 (ASC 860) to revise and clarify the derecognition requirements for transfers of financial assets and the initial measurement of beneficial interests that are received as proceeds by a transferor in connection with transfers of financial assets. This statement also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with such transferred financial assets.

This statement is effective January 1, 2010, at which time any QSPEs will be evaluated for consolidation in accordance with SFAS No. 167, which amends FIN 46 (R) (ASC 810). However, the amendments on how to account for transfers of financial assets will apply prospectively to transfers occurring on or after the effective date. The Company is currently evaluating the impact of the adoption of SFAS No. 166 (ASC 860) on its financial condition, result of operations or cash flows.

SFAS No. 167 — Amendments to FIN 46 (R) (ASC 810)

In June 2009, the FASB issued SFAS No. 167, “Amendments to FASB Interpretation No. 46 (R).” This statement amends FIN 46 (R) (ASC 810) to require ongoing assessments to determine whether an entity is a variable interest entity (“VIE”) and whether an enterprise is the primary beneficiary of a VIE. This statement also amends the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise’s variable interest or interests give it a controlling financial interest. Consolidation is based on a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This statement also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with such transferred financial assets. This statement is effective in the first annual period that begins after November 15, 2009, and for interim or and annual reporting periods thereafter with earlier application being prohibited. This statement may be applied retrospectively in previously issued financial statement, with cumulative effect adjusted to retained earnings. The Company is currently evaluating the impact of the adoption of SFAS No. 167(ASC 810) on its financial condition, results of operations and cash flows.

ASU 2009-12 — Investments in Certain Entities that Calculate Net Asset Value per Share (ASC 820)

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures: Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent),” (ASC 820). ASU 2009-12(ASC 820) offers guidance on how to use a net asset value per share to estimate the fair value on investments in investment vehicles such as hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles and fund of funds. Investors may use net asset value to estimate the fair value of investments in investment companies that do not have a readily determinable fair value if the investees have the attributes of investment companies and the net asset values or their equivalents are calculated consistent with the AICPA Audit and Accounting Guide, Investment Companies, which generally requires investments to be measured at fair value. This approach is deemed to be a “practical expedient” for investors in investment companies as the GAAP fair-value measurement framework defines an asset’s fair value as its current exit price. ASU 2009-12 (ASC 820) has limitations and disclosure requirements about the nature and terms of the investments within the scope of the new guidance. ASU 2009-12(ASC 820) was effective December 31, 2009. Note 8 reflects these disclosure requirements.

ASU 2010-06 — Improving Disclosures about Fair Value Measurements (ASC 820)

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASC 820). The ASU 2010-06(ASC 820) requires disclosing the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. The Company does not expect the new accounting guidance to have material impact on the Company’s consolidated financial condition, results of operations and cash flows.

ASU 2010-11 — Scope Exception Related to Embedded Credit Derivatives (ASC 815)

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives(ASC 815). The ASU 2010-11(ASC 815) clarifies that certain embedded derivatives, such as those contained in certain securitizations, CDOs and structured notes, should be considered embedded credit derivatives subject to potential bifurcation and separated fair value accounting. The ASU 2010-11(ASC 815) allows any beneficial interest issued by a securitization vehicle to be accounted for under the fair value option at transition. The new accounting guidance is effective July 1, 2010. The Company does not expect the new accounting guidance to have material impact on the consolidated financial statements.

Business Development	12 Months Ended
Dec. 31, 2009
Business Development [Abstract]
Business Development

3.	Business Development

Reorganization (Establishment of KB Financial Group Inc.)

The stockholders of Kookmin Bank approved a reorganization that involved the formation of KB Financial Group Inc., a holding company, and a stock transfer at its extraordinary stockholders meeting on August 25, 2008 and received the final approval from the Financial Services Commission on September 26, 2008. In accordance with the approval, KB Financial Group Inc. was established on September 29, 2008 and the stockholders of Kookmin Bank received one common share of KB Financial Group Inc. for one common share of Kookmin Bank. As a result, Kookmin Bank became a wholly-owned subsidiary of KB Financial Group Inc., and, in addition, the shares of KB Financial Group Inc. replaced the shares of Kookmin Bank on the Korea Stock Exchange on October 10, 2008. The foregoing reorganization was accounted for as a transaction between entities under common control.

In addition, as part of the reorganization, KB Financial Group Inc. acquired equity shares of subsidiaries of Kookmin bank. The acquisition was accounted for using the purchase method in accordance with SFAS No. 141.

Furthermore, Kookmin Bank acquired 73,607,601 shares of KB Financial Group Inc. and had 47,407,671 shares as of December 31, 2008, after disposing of 26,199,930 shares prior to December 31, 2008. In 2009, the Company sold additional 4,084,967 shares and, consequently, has 43,322,704 shares as of December 31, 2009. The Company classified these shares as treasury stock in the consolidated financial statements as of December 31, 2009 and plans to dispose of them within three years from the acquisition date pursuant to the Korean Commercial Law.

Acquisition of KB Investment & Securities Co., Ltd

On March 11, 2008, Kookmin Bank acquired 9,580,000 common shares of KB Investment & Securities Co., Ltd., formerly Hannuri Investment & Securities Co., Ltd., from J.D.K. Investment Co., Inc. for ~~W~~267,554 million. Kookmin Bank acquired 95.8% of the voting rights of KB Investment & Securities Co., Ltd. and participated in the subsequent capital issuance of KB Investment & Securities Co., Ltd. KB Investment & Securities Co., Ltd. became a wholly-owned subsidiary of the Company as the Kookmin Bank exchanged its shares of KB Investment & Securities Co., Ltd. with the shares of the Company.

Acquisition of shares of Joint Stock Company Bank CenterCredit (“JSC Bank CenterCredit”), a Kazakhan bank.

In August 2008, Koomin Bank acquired 29,972,840 common shares of JSC Bank CenterCredit, a Kazakhstan bank, and 14,163,836 additional common shares of JSC Bank CenterCredit in November and December 2008. As a result, Kookmin Bank holds 30.5% (44,136,676 shares) of the total outstanding shares as of December 31, 2009.

In 2010, Kookmin Bank acquired additional common and convertible preferred shares of JSC Bank CenterCredit. For further discussion on the subsequent acquisition, refer to Note 37.

Acquisition of Khmer Union Bank (renamed as Kookmin Bank Cambodia PLC)

On May 4, 2009, Kookmin Bank acquired 132,600 common shares of Khmer Union Bank for ~~W~~9,969 million. As a result, Kookmin Bank owns 51% of the voting rights of Khmer Union Bank in Cambodia.

Share transfer of KB life Insurance Co., Ltd.

On June 22, 2009, KB life Insurance Co., Ltd. whose shares of 51.0% were held by Kookmin Bank was transferred to KB financial Group Inc. This share transfer was accounted for as a transaction between entities under common control.

Restricted Cash	12 Months Ended
Dec. 31, 2009
Restricted Cash [Abstract]
Restricted Cash

4.	Restricted Cash

The following table presents restricted cash as of December 31:

	2008	2009
	(In millions of Korean won)

Reserve deposits with the Bank of Korea	4,646,765	5,734,677
Other	147,183	315,564

Total restricted cash	4,793,948	6,050,241

Reserve deposits with the Bank of Korea (“BOK”) represent amounts required under the Republic of Korea’s General Banking Act for payment of deposits.

Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2009
Call Loans and Securities Purchased under Resale Agreements [Abstract]
Call Loans and Securities Purchased under Resale Agreements

5.	Call Loans and Securities Purchased under Resale Agreements

Call loans and securities purchased under agreements to resell, at their respective carrying values, consisted of the following as of December 31:

	2008	2009
	(In millions of Korean won)

Call loans(1)	177,474	446,142
Securities purchased under resale or similar arrangements(2)	1,230,000	1,590,000

Total	1,407,474	2,036,142

(1)	Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

(2)	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.

Trading Assets and Liabilities	12 Months Ended
Dec. 31, 2009
Trading Assets and Liabilities [Abstract]
Trading Assets and Liabilities

6.	Trading Assets and Liabilities

The trading assets and liabilities, at fair value, consisted of the following as of December 31:

	2008	2009
	(In millions of Korean won)

Trading assets:
Debt securities:
Korean treasury and government agencies	1,780,008	1,358,812
Financial institutions	2,692,662	2,699,415
Corporate	98,730	31,216
Asset-backed securities	462,464	116,450
Equity securities	217,209	254,349

Total debt and equity securities	5,251,073	4,460,242

Foreign exchange spot contracts	2,908	2,878
Derivative instruments:
Foreign exchange derivatives	6,579,374	2,592,510
Interest rate derivatives	1,152,562	573,309
Equity derivatives	84,054	86,267
Credit derivatives	—	2,118
Commodity derivatives	18,222	2,410
Other	6,964	1,821

Total derivative instruments and foreign exchange spot contracts	7,844,084	3,261,313

Total trading assets	13,095,157	7,721,555

Trading liabilities:
Foreign exchange spot contracts	3,273	2,812
Derivative instruments:
Foreign exchange derivatives	5,785,437	1,751,492
Interest rate derivatives	1,401,510	814,637
Equity derivatives	638,107	321,803
Credit derivatives	9,489	—
Commodity derivatives	17,201	2,386
Other	9,389	5,306
Securities sold short, not yet purchased	326,675	1,347,668

Total trading liabilities	8,191,081	4,246,104

Net Trading Revenue	12 Months Ended
Dec. 31, 2009
Net Trading Revenue [Abstract]
Net Trading Revenue

7.	Net Trading Revenue

The following table presents net trading revenue for the years ended December 31:

	2007	2008	2009
	(In millions of Korean won)

Debt securities	(86,438)	134,163	(12,538)
Equity securities	63,204	(65,663)	(3,768)
Foreign exchange spot contracts	198,329	(143,961)	98,101
Derivative instruments	(134,363)	179,602	82,817

Total net trading revenue	40,732	104,141	164,612

For the years ended December 31, 2007, 2008 and 2009, net unrealized holding losses on trading securities of ~~W~~47,890 million, net unrealized holding gains on trading securities of ~~W~~74,578 million, and net unrealized holding losses on trading securities of ~~W~~37,405 million, respectively, were included in net trading revenue.

Investments	12 Months Ended
Dec. 31, 2009
Investments [Abstract]
Investments

8.	Investments

Investments consisted of the following as of December 31, 2008 and 2009:

	2008	2009
	(In millions of Korean won)

Available-for-sale securities	14,806,075	18,710,792
Held-to-maturity securities	12,599,832	12,609,767
Venture capital securities(1)	87,902	79,228
Other securities(2)	1,715,651	1,845,604

Total investments	29,209,460	33,245,391

(1)	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.

(2)	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.

As of December 31, 2008, the amortized cost and fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In millions of Korean won)

Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	6,757,246	222,137	(756)	6,978,627
Corporate	998,141	126,785	(7,427)	1,117,499
Financial institutions	6,038,332	133,933	(12,068)	6,160,197
Asset-backed securities	144,981	1,278	—	146,259

Sub-total	13,938,700	484,133	(20,251)	14,402,582
Marketable equity securities	400,639	9,039	(6,185)	403,493

Total available-for-sale securities	14,339,339	493,172	(26,436)	14,806,075

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	9,138,352	244,539	(15,411)	9,367,480
Corporate	249,057	3,767	(1,411)	251,413
Financial institutions	2,980,130	43,297	(14,418)	3,009,009
Asset-backed securities	232,293	4,395	—	236,688

Total held-to-maturity securities	12,599,832	295,998	(31,240)	12,864,590

As of December 31, 2009, the amortized cost and fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related gross unrealized gains and losses were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In millions of Korean won)

Available-for-sale securities:
Debt securities:
Korean treasury and government agencies	7,854,735	67,843	(30,976)	7,891,602
Corporate	1,182,982	104,782	(6,247)	1,281,517
Financial institutions	6,335,659	84,398	(15,294)	6,404,763
Asset-backed securities	1,998,573	1,082	(1,372)	1,998,283

Sub-total	17,371,949	258,105	(53,889)	17,576,165
Marketable equity securities	923,989	257,135	(46,497)	1,134,627

Total available-for-sale securities	18,295,938	515,240	(100,386)	18,710,792

Held-to-maturity securities:
Debt securities:
Korean treasury and government agencies	8,991,806	106,419	(34,254)	9,063,971
Corporate	379,607	3,783	(1,448)	381,942
Financial institutions	2,994,994	47,537	(2,828)	3,039,703
Asset-backed securities	243,360	3,302	—	246,662

Total held-to-maturity securities	12,609,767	161,041	(38,530)	12,732,278

The Bank of Korea and the Korea Development Bank (“KDB”) are both financial institutions owned and controlled by the Korean government. The fair value of available-for-sale debt securities from financial institutions included ~~W~~2,289,433 million and ~~W~~2,993,060 million as of December 31, 2008 and 2009, respectively, which were issued by BOK and KDB. The amortized cost of held-to-maturity debt securities from financial institutions included ~~W~~736,020 million and ~~W~~772,661 million as of December 31, 2008 and 2009, respectively, which were issued by BOK and KDB.

Since 2007, there has been a decline in the fair value of the Company’s asset-backed securities portfolio, specifically asset-backed Collateralized Debt Obligations (“CDOs”) as a result of deteriorating conditions in the U.S. subprime credit market. The Company’s total exposures to asset-backed CDOs at December 31, 2008 and 2009 were ~~W~~43,493 million and ~~W~~12,133 million, respectively. Due to the deterioration of U.S. credit markets, the fair value of the securities declined. Accordingly, the Company recorded ~~W~~25,513 million and ~~W~~10,138 million of impairment on asset-backed CDOs in 2008 and 2009, respectively, as the Company considered the losses to be other-than-temporary. The Company expects conditions in credit markets in the U.S. to remain uncertain for the foreseeable future. Therefore, continued deterioration in the U.S. credit markets could adversely affect the fair value of the asset-backed securities held by the Company.

As of January 1, 2009, the Company adopted FSP No. FAS 115-2 and FAS 124-2 (ASC 320-10-35, Investment-Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment).

This guidance amends the impairment model for debt securities; the impairment model for equity securities was not affected. Under the new guidance for debt securities, other-than-temporary impairment is recognized in earnings for debt securities which the Company has an intent to sell or which the Company believes it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. For those securities which the Company does not intend to sell or expect to be required to sell, credit-related impairment is recognized in earnings, with the non-credit-related impairment recorded in AOCI. As a result of the adoption of ASC 320-10-35, the Company’s retained earnings of ~~W~~32,216 million on a pretax basis (~~W~~24,712 million on a after-tax basis) was increased as of January 1, 2009.

The following table presents the total impairment losses on debt securities recognized earnings for the year ended December 31, 2009 (In millions of Korean won):

	Available-for-Sale	Held-to-Maturity
	Securities:	Securities:	Total

Total other-than-temporary impairment losses(unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	6,256	8,208	14,464
Less : Unrealized other-than-temporary impairment losses recognized in OCI	—	—	—

Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	6,256	8,208	14,464
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	—	—	—
Total impairment losses recognized in earnings	6,256	8,208	14,464

The following table presents a rollforward of the credit loss component of OTTI losses that were recognized in income for the year ended December 31, 2009 (In millions of Korean won):

2009

Balance, beginning of period	—
Credit loss component on previously impaired securities(1)	75,734
Credit impairment recognized in earnings on securities	14,464
Reductions due to sales of credit impaired securities sold or maturities	(18,757)

Balance, end of period	71,441

(1)	As of January 1, 2009, the Company had securities ~~W~~107,950 million of other-than-temporary impairment previously recognized in earnings of which ~~W~~75,734 million represented the credit component and ~~W~~32,216 million represented the noncredit component which was reclassified to OCI through a cumulative effect transition adjustment.

For the years ended December 31, 2007, 2008 and 2009, the total impairment losses recognized on available-for-sale securities were ~~W~~50,467 million, ~~W~~224,925 million and ~~W~~6,667 million, respectively, where decreases in fair value were deemed to be other-than-temporary. With respect to the held-to-maturity securities, the Company recognized ~~W~~8,067 million, ~~W~~17,218 million and ~~W~~8,208 million of impairment losses for the years ended December 31, 2007, 2008 and 2009, respectively. For the years ended December 31, 2007, 2008 and 2009, the Company also recognized ~~W~~7,367 million, ~~W~~205,681 million and ~~W~~247 million of impairment charges for other securities as the Company considered the decrease in fair value to be other-than-temporary.

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008:

	December 31, 2008
	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In millions of Korean won)

Available-for-sale securities
Debt securities:
Korean treasury and government agencies	36,468	(756)	—	—	36,468	(756)
Corporate	150,957	(7,427)	—	—	150,957	(7,427)
Financial institutions	135,374	(12,068)	—	—	135,374	(12,068)
Marketable equity securities	293,844	(6,185)	—	—	293,844	(6,185)

Total available-for-sale securities	616,643	(26,436)	—	—	616,643	(26,436)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	278,187	(2,174)	649,215	(13,237)	927,402	(15,411)
Corporate	9,242	(162)	108,497	(1,249)	117,739	(1,411)
Financial institutions	229,119	(1,950)	547,544	(12,468)	776,663	(14,418)

Total held-to-maturity securities	516,548	(4,286)	1,305,256	(26,954)	1,821,804	(31,240)

Total temporarily impaired securities	1,133,191	(30,722)	1,305,256	(26,954)	2,438,447	(57,676)

The following table summarizes the gross unrealized losses and fair value of investment securities aggregated by investment category and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	December 31, 2009
	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In millions of Korean won)

Available-for-sale securities
Debt securities:
Korean treasury and government agencies	3,950,885	(29,367)	66,864	(1,609)	4,017,749	(30,976)
Corporate	306,986	(1,953)	99,433	(4,294)	406,419	(6,247)
Financial institutions	3,701,037	(6,147)	141,471	(9,147)	3,842,508	(15,294)
Asset-backed securities	1,876,366	(1,372)	—	—	1,876,366	(1,372)
Marketable equity securities	227,642	(46,497)	30	—	227,672	(46,497)

Total available-for-sale securities	10,062,916	(85,336)	307,798	(15,050)	10,370,714	(100,386)

Held-to-maturity securities
Debt securities:
Korean treasury and government agencies	1,541,618	(23,354)	721,816	(10,900)	2,263,434	(34,254)
Corporate	129,196	(1,187)	29,714	(261)	158,910	(1,448)
Financial institutions	112,664	(380)	177,605	(2,448)	290,269	(2,828)
Asset-backed securities	2,000	—	—	—	2,000	—

Total held-to-maturity securities	1,785,478	(24,921)	929,135	(13,609)	2,714,613	(38,530)

Total temporarily impaired securities	11,848,394	(110,257)	1,236,933	(28,659)	13,085,327	(138,916)

As of December 31, 2008 and 2009, the cost of debt and equity securities exceeded their fair value by ~~W~~57,676 million and ~~W~~138,916 million, respectively. The unrealized losses on these securities are not considered to be other-than-temporary because the unrealized losses resulted mainly from changes in the current market conditions and do not affect the expected cash flows of the underlying collateral or issuer. The Company has the ability and intent to hold these securities for a period of time sufficient to recover from the unrealized losses. Accordingly, the Company’s management has determined that the decline in fair value of the above investment securities is considered temporary in nature.

For the years ended December 31, 2007, 2008 and 2009, the Company recognized net gains on venture capital securities and other securities of ~~W~~275,797 million, ~~W~~281,648 million, and ~~W~~95,316 million, respectively.

For the years ended December 31, 2007, 2008 and 2009, proceeds from sales and maturities of available-for-sale securities amounted to ~~W~~14,597,573 million, ~~W~~21,716,908 million, and ~~W~~33,065,165 million, respectively. Gross realized gains on available-for-sale securities amounted to ~~W~~752,858 million, ~~W~~97,930 million, and ~~W~~191,945 million, and gross realized losses on available-for-sale securities amounted to ~~W~~20,996 million, ~~W~~38,370 million, and ~~W~~14,645 million for the years ended December 31, 2007, 2008, and 2009, respectively.

The expected maturity distribution of the amortized cost and estimated fair value of the Company’s available-for-sale and held-to-maturity debt securities at December 31, 2009 by contractual maturity are shown in the table below. The actual maturities may differ from the expected maturities or contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale Debt Securities		Held-to-Maturity Debt Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In millions of Korean won)

Due in one year or less	6,905,892	7,040,671	3,109,312	3,145,045
Due after one year through five years	8,336,922	8,402,900	7,008,118	7,074,966
Due after five years through ten years	344,050	348,139	2,452,563	2,472,591
Due after ten years	1,765,235	1,764,232	39,774	39,676
Securities not due at a single maturity date	19,850	20,223	—	—

Total	17,371,949	17,576,165	12,609,767	12,732,278

The fair value of beneficiary certificates included in the other securities determined using the net asset value (“NAV”) per share of the Company’s ownership interest in the funds.

				Redemption
	Fair	Unfunded	Redemption	Notice
	Value	Commitments	Frequency	Period
	(In millions of Korean won)

Private equity fund	34,448	24,000	—	—

There is no standard redemption frequency nor is a prior notice period required.

Variable Interest Entities	12 Months Ended
Dec. 31, 2009
Variable Interest Entities [Abstract]
Variable Interest Entities

9.	Variable Interest Entities

In the normal course of its business, the Company is a party to various entities which may be deemed to be variable interest entities such as asset-backed securitizations of loans, various investment funds, guaranteed trusts and SPEs created for structured financing. The Company also, in the ordinary course of its business, has involvement with certain VIEs through various types of interests, including investments in subordinated debt, the right to receive fees for acting as an asset manager or a business trustee, and the right to receive fees for providing liquidity facilities.

On December 31, 2008, the Company adopted FSP No.FAS 140-4 and FIN 46(R)-8 (ASC 810) which require additional disclosures about its involvement with consolidated and unconsolidated VIEs and expanded the population of VIEs to be disclosed. The FSP does not require retrospective application of the new disclosure.

The Company consolidates VIEs in which the Company holds variable interests that absorb a majority of the risks and/or receive a majority of the benefits and therefore are deemed to be the primary beneficiary. The Company takes into account all of its involvement with a VIE in identifying variable interests (explicit or implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures under ASC 810.

The Company generally classifies its involvement in VIEs as follows:

•	Asset-backed securitization of loans

•	VIEs created for structured financing

•	Liquidity provided to VIEs

•	Investment trusts

•	Others

In most cases, a qualitative analysis of the Company’s involvement in the entity provides sufficient evidence to determine whether it is the primary beneficiary. In rare cases, a more detailed analysis to quantify the extent of variability to be absorbed by each variable interest holder is required to determine the primary beneficiary. The quantitative analysis provides probability-weighted estimates of a range of potential outcomes and management judgment is required in determining the primary beneficiary.

Asset-backed securitization of loans

The Company utilizes SPEs to securitize loans. The Company transfers loans to the SPEs which in turn issue asset backed securities collateralized by the transferred loans. In these securitizations, various classes of debt securities are issued to the Company or third parties, and the SPEs have mainly issued subordinated notes to the Company, an assets transferor. The subordinated notes are designed to absorb the expected variability associated with the credit risk in the SPE’s assets. These SPEs are deemed to be VIEs and are generally consolidated as the Company is the primary beneficiary when the Company holds the majority of the subordinated notes issued by the VIEs. As a result, the assets of consolidated VIEs serve as collateral for the obligations of the VIEs. The third party holders of asset backed securities issued by consolidated VIEs have recourse only to the asset of the VIEs and do not have recourse to the Company. The Company does not consolidate the VIEs when its expected loss analysis indicates that third parties that hold the subordinated notes absorb the majority of the variability of the SPE’s assets.

VIEs created for structured financing

The Company enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. The Company has determined that the majority of expected losses is absorbed by third parties when there are credit enhancement commitments, such as financial guarantees by third parties, and therefore does not consolidate the VIEs. However, the Company consolidates VIEs where there are no credit enhancement commitments by third parties and the Company absorbs the expected losses.

Liquidity provided to VIEs

The Company provides liquidity facilities to VIEs which are structured by third parties other than the Company. Liquidity facilities to VIEs represent irrevocable commitments to provide contingent liquidity credit lines to VIEs. The Company had commitments to provide liquidity to consolidated VIEs up to ~~W~~40,000 million as of December 31, 2009.

Investment trusts

The Company has consolidated its guaranteed fixed rate money trusts because the Company was deemed to be the primary beneficiary. The Company would absorb the majority of the expected losses of these trusts by providing a guarantee of the principal and a fixed rate of return on the principal amount invested. Other trusts such as performance based trusts or guaranteed principal money trusts are deemed to be VIEs but are not consolidated because the Company does not absorb the majority of the expected future variability associated with the trusts’ assets.

Others

The Company also has involvement in VIEs through investment in CDOs, beneficiary interests and other investments. The Company evaluates which party is expected to absorb the majority of the expected losses. The VIEs are not consolidated when the Company does not absorb the majority of the expected future variability associated with the VIEs’ assets.

In accordance with ASC 810, the Company has consolidated all VIEs for which the Company was determined to be the primary beneficiary. The following table represents the carrying amount of assets and liabilities held by VIEs as of December 31, 2009, which have been consolidated by the Company.

	Asset-Backed	Liquidity
	Securitization of	Provided to	Investment
	Loans	VIEs	Trusts	Others	Total
	(In millions of Korean won)

Assets held by VIEs
Investments	23,252	—	27,601	216,760	267,613
Loans	904,605	88,266	436	14,906	1,008,213
Other assets	165,866	155	1,131	186	167,338

Total	1,093,723	88,421	29,168	231,852	1,443,164

Liabilities held by VIEs
Long-term debt	—	521	—	47,174	47,695
Secured borrowings	878,481	69,898	—	—	948,379
Other liabilities	4,350	2,543	1,248	9,525	17,666

Total	882,831	72,962	1,248	56,699	1,013,740

The following table represents the carrying amount of assets held by VIEs as of December 31, 2008, which have been consolidated by the Company:

	Asset-Backed	Liquidity
	Securitization of	Provided to	Investment
	Loans	VIEs	Trusts	Others	Total
	(In millions of Korean won)

Assets held by VIEs
Investments	62,965	—	49,145	97,380	209,490
Loans	886,930	99,569	645	—	987,144
Other assets	131,897	2,151	19,906	—	153,954

Total	1,081,792	101,720	69,696	97,380	1,350,588

Liabilities held by VIEs
Other borrowed fund	—	1,078	—	—	1,078
Secured borrowings	820,633	100,000	—	—	920,633
Other liabilities	4,770	1,858	1,608	—	8,236

Total	825,403	102,936	1,608	—	929,947

In addition to the VIEs that are consolidated in accordance with ASC 810, the Company has significant variable interests in certain other VIEs that are not consolidated because the Company is not the primary beneficiary. These VIEs are structured by other third parties and the Company does not absorb the majority of the entities’ losses nor does it receive a majority of the entities’ expected residual returns. These VIEs facilitate client transactions, and the Company provides the VIEs with administration services. The transactions with the VIEs are conducted at arm’s length, and individual credit decisions are based on the analysis of the specific VIEs, taking into consideration the quality of the underlying assets. The Company records and reports these transactions with the VIEs similar to any other third party transactions. All liquidity facilities provided to these VIEs are included in the Company’s credit-related commitments described in more detail in Note 31.

The following disclosures regarding the Company’s significant continuing involvement with unconsolidated VIEs exclude entities where the Company’s only involvement is in the form of certain derivatives, such as interest rate swaps or cross currency swaps that have customary terms, administrative or trustee services and investments accounted for under the cost method. The total assets, liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2009, are as follows:

				Total		Total	Total
			Other	Assets	Other	Liabilities	Assets of	Maximum
	Investments	Loans	Assets	Involvement	Liabilities	Involvement	VIE	Exposure(1)
	(In millions of Korean won)

Asset-backed securitization of loans	—	—	—	—	117,368	117,368	501,713	—
VIEs created for structured financing	24,227	4,239,641	1,095	4,264,963	398,801	398,801	24,144,455	6,272,058
Liquidity provided to VIEs	9,387	54,767	23	64,177	3,002	3,002	2,761,518	1,667,999
Investment trusts	861,217	—	—	861,217	280,667	280,667	10,210,958	4,643,434
Others	70,168	36,344	—	106,512	—	—	5,473,333	109,212

Total	964,999	4,330,752	1,118	5,296,869	799,838	799,838	43,091,977	12,692,703

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents, by type of VIE, the total assets , liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2008:

				Total		Total	Total
			Other	Assets	Other	Liabilities	Assets of	Maximum
	Investments	Loans	Assets	Involvement	Liabilities	Involvement	VIE	Exposure(1)
	(In millions of Korean won)

Asset-backed securitization of loans	1,356	—	—	1,356	161,083	161,083	1,149,324	1,356
VIEs created for structured financing	100	4,658,650	—	4,658,750	239,818	239,818	21,385,774	7,178,131
Liquidity provided to VIEs	473,224	629,749	—	1,102,973	5,093	5,093	3,073,968	2,257,159
Investment trusts	725,246	—	—	725,246	424,909	424,909	9,693,900	5,098,696
Others	27,769	12,414	—	40,183	—	—	4,449,793	150,702

Total	1,227,695	5,300,813	—	6,528,508	830,903	830,903	39,752,759	14,686,044

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2008.

The Company’s maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Company’s balance sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements.

Loans	12 Months Ended
Dec. 31, 2009
Loans [Abstract]
Loans

10.	Loans

The composition of the loan portfolio as of December 31, 2008 and 2009 was as follows:

	2008	2009
	(In millions of Korean won)

Domestic
Commercial:
Commercial and industrial(1)	75,140,264	74,611,001
Construction	10,052,096	8,096,574
Other commercial(2)	2,950,577	2,178,037
Consumer:
Mortgage and home equity	69,923,921	70,678,319
Credit cards	11,522,553	11,368,321
Other consumer(3)	27,592,649	26,949,582
Foreign	2,454,534	2,343,550

Gross loans(4)(5)	199,636,594	196,225,384
Deferred origination costs, net	473,446	569,988
Less: Allowance for loan losses	(3,043,535)	(3,341,046)

Total loans, net(6)	197,066,505	193,454,326

(1)	Commercial and industrial loans include ~~W~~18,949 million and ~~W~~29,359 million of loans to the Korean government and government related agencies as of December 31, 2008 and 2009, respectively.

(2)	Other commercial loans include bills bought in foreign currency and overdrafts.

(3)	Other consumer loans include personal overdrafts and loans with principal due at maturity.

(4)	Total loans on non-accrual status amounted to ~~W~~5,654,949 million and ~~W~~4,367,137 million as of December 31, 2008 and 2009, respectively.

(5)	The total investment in loans past due one day or more still accruing interest amounted to ~~W~~538,709 million and ~~W~~249,261 million as of December 31, 2008 and 2009, respectively.

(6)	Total pledged loans amounted to ~~W~~835,727 million and ~~W~~4,956,728 million as of December 31, 2008 and 2009, respectively (See Note 31).

For the years ended December 31, 2007, 2008 and 2009, the Company received equity securities having a fair market value of ~~W~~1,687 million, ~~W~~40 million, and ~~W~~10,716 million, respectively, through the restructuring of 16, 13, and 51 loans, respectively, having an aggregate book value of 15,670 million, ~~W~~4,777 million, and ~~W~~26,660 million, respectively. The Company recognized aggregate charge-offs of ~~W~~13,983 million, ~~W~~4,737 million, and ~~W~~15,944 million, in 2007, 2008 and 2009, respectively, related to these transactions.

Korea Housing Finance Corporation (“KHFC”), a government owned entity, which was established on March 1, 2004 in accordance with the Korea Housing Finance Corporation Act, has developed a new mortgage loan sale scheme to provide opportunity for long-term investment and to stimulate the domestic housing market. Under the new scheme, the Company entered into a mortgage loan sale and servicing agreement with KHFC, and underwrites mortgage loans at fixed interest rates and transfers them to KHFC within a short period of time after origination. These loans are written with the intention of transfer to KHFC and have an average contractual maturity of 20 years. These loans are transferred at their carrying value and the Company retains no risk, but retains various servicing responsibilities with regard to the collection and administration of the loans, as well as servicing rights, and receives servicing fees in return.

The Company sold mortgage loans with an aggregate principal balance of ~~W~~710,784 million and ~~W~~471,960 million to KHFC and recognized ~~W~~19,752 million and ~~W~~16,465 million of servicing fee income for the years ended December 31, 2008 and 2009, respectively. In relation to these transactions, the Company recorded loans held for sale as of December 31, 2008 and 2009 amounting to ~~W~~212,057 million and ~~W~~201,275 million, respectively, which are included in “Other assets” (See Note 12).

The table below sets forth information on the Company’s impaired loans as of December 31, 2007, 2008, and 2009. Impaired loans are those on which the Company believes it is probable that it will not be able to collect all amounts due according to the contractual terms of the loan.

	2007	2008	2009
	(In millions of Korean won)

Impaired loans with an allowance	1,712,769	2,998,726	2,781,599
Impaired loans without an allowance	87,658	374,255	294,339

Total impaired loans	1,800,427	3,372,981	3,075,938

Allowance for impaired loans	953,825	1,522,668	1,459,873
Average balance of impaired loans during the year	2,305,596	3,216,079	4,226,596
Interest income recognized on impaired loans during the year(1)(2)	139,297	215,991	208,748

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of ~~W~~83,504 million, ~~W~~45,192 million, and ~~W~~123,566 million would have been recorded in 2007, 2008 and 2009, respectively.

(2)	Of these amounts, ~~W~~16,731 million, ~~W~~20,703 million, and ~~W~~18,285 million as of December 31, 2007, 2008, and 2009, respectively, relate to troubled debt restructurings.

The net carrying amount of foreclosed assets was nil as of December 31, 2008 and 2009.

As discussed in Note 1, adverse economic conditions in the Korean economy may continue to have a negative effect on debtors of the Company. The Company owns investment securities of, and has loans outstanding to, a number of Korean companies that have experienced financial difficulties. The ultimate collectability of these amounts is subject to a number of factors, including the successful performance of the debtors under various restructuring plans in place or in process of negotiation and their ability to perform on loan and debt obligations given the status of the Korean economy and the potential continuation of adverse trends or other unfavorable developments. Consequently, it is reasonably possible that adjustments could be made to the reserve for impaired loans and to the carrying amount of investments in the near term in amounts that may be material to the Company’s consolidated financial statements.

The table below summarizes the changes in the allowance for credit losses for the years ended December 31:

	2007			2008
		Off-Balance			Off-Balance
		Sheet Credit			Sheet Credit
	Loans	Instruments(1)	Total	Loans	Instruments(1)	Total
	(In millions of Korean won)

Allowance at January 1,	2,468,378	333,678	2,802,056	1,864,029	243,385	2,107,414
Provision for (reversal of provision for) credit losses	108,764	(90,390)	18,374	2,141,631	171,823	2,313,454
Charge-offs	(1,346,570)	—	(1,346,570)	(1,564,778)	—	(1,564,778)
Recoveries	632,694	—	632,694	598,399	—	598,399
Other	763	97	860	4,254	6,173	10,427

Allowance at December 31,	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916

	2009
		Off-Balance
		Sheet Credit
	Loans	Instruments(1)	Total
	(In millions of Korean won)

Allowance at January 1,	3,043,535	421,381	3,464,916
Provision for (reversal of provision for) credit losses	2,216,169	(12,176)	2,203,993
Charge-offs	(2,383,566)	—	(2,383,566)
Recoveries	457,893	—	457,893
Other	7,015	(6,003)	1,012

Allowance at December 31,	3,341,046	403,202	3,744,248

(1)	The allowance for off-balance sheet credit instruments is included in “Other liabilities”.

Premises and Equipment	12 Months Ended
Dec. 31, 2009
Premises and Equipment [Abstract]
Premises and Equipment

11.	Premises and Equipment

Premises and equipment, net as of December 31, 2008 and 2009 consisted of the following:

	2008	2009
	(In millions of Korean won)

Land	539,018	531,196
Buildings	1,033,128	1,041,861
Equipment and furniture	1,710,873	1,724,314
Leasehold improvements	357,338	395,437
Leased property under capital leases	15,110	33,045
Construction in progress	—	350

Total	3,655,467	3,726,203
Less: Accumulated depreciation	(1,880,567)	(2,109,052)

Premises and equipment, net	1,774,900	1,617,151

The Company incurred depreciation expense on its buildings, equipment and furniture, leasehold improvements and leased property under capital leases of ~~W~~341,039 million, ~~W~~327,441 million, and ~~W~~337,956 million, for the years ended December 31, 2007, 2008 and 2009, respectively, which is included in “Depreciation and amortization” in the consolidated statements of income.

Other Assets	12 Months Ended
Dec. 31, 2009
Other Assets [Abstract]
Other Assets

12.	Other Assets

Other assets as of December 31, 2008 and 2009 consisted of the following:

	2008	2009
	(In millions of Korean won)

Accounts receivable	564,208	264,373
Payments in advance	96,979	118,163
Deferred tax assets, net	—	30,232
Prepaid expenses	113,732	196,209
Prepaid income tax	540	622
Loans held for sale(1)	293,384	201,275
Fair value hedge derivatives	73,314	48,070
Income tax receivable	849,715	575,057
Others	278,638	33,662

Total	2,270,510	1,467,663

(1)	Included ~~W~~81,327 million of student loans and ~~W~~212,057 of mortgage loans as of December 31, 2008 and ~~W~~201,275 of mortgage loans as of December 31, 2009, which will be sold to KHFC.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2009
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

13.	Goodwill and Other Intangible Assets

The following table presents goodwill as of December 31, 2008 and 2009 allocated to each of the Company’s business segments, as defined in Note 35:

	2008	2009
	(In millions of
	Korean won)

Corporate Banking	145,985	145,985
Credit Card Operations	248,472	248,472
Others	183,995	184,993

Total	578,452	579,450

As of December 31, 2008 and 2009, the outstanding balances of goodwill, which resulted from the respective mergers with Korea Long Term Credit Bank and Kookmin Credit Card, were ~~W~~162,205 million and ~~W~~232,252 million, respectively. The amount related to Korea Long Term Credit Bank was allocated to Corporate Banking and Credit Card Operations, and the amount related to Kookmin Credit Card was allocated to Credit Card operations. In addition, the Company recognized ~~W~~117,238 million with respect to the acquisition of KB Investment and Securities Co., Ltd. (formerly Hannuri Investment & Securities Co., Ltd.), and ~~W~~66,757 million for the acquisition of the noncontrolling interests owned by KB Asset Management Co., Ltd. and allocated the combined amount to others. On May 4, 2009, Kookmin Bank acquired 132,600 common shares of Khmer Union Bank for ~~W~~9,969 million. As a result, the Company recognized goodwill of ~~W~~998 million for the acquisition of 51% of voting rights of Khmer Bank in 2009.

There were no indefinite-lived intangible assets for any of the periods presented. Other intangible assets, which are subject to amortization, primarily include core deposit and credit card relationship intangibles, as well as capitalized software costs. The gross carrying amount and accumulated amortization related to other intangible assets as of December 31, 2008 and 2009 are presented below.

	December 31, 2008			December 31, 2009
	Gross			Gross
	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
	(In millions of Korean won)

Core deposit intangible	397,836	(379,618)	18,218	397,836	(397,836)	—
Credit card relationship intangible(1)	131,876	(131,876)	—	131,876	(131,876)	—
Credit card relationship intangible(2)	75,000	(54,900)	20,100	75,000	(60,525)	14,475
Capitalized software costs	276,248	(118,014)	158,234	353,020	(198,868)	154,152
Leased property under capital leases	8,281	(173)	8,108	13,656	(2,465)	11,191
Others	29,248	(25,422)	3,826	40,090	(29,193)	10,897

Total	918,489	(710,003)	208,486	1,011,478	(820,763)	190,715

(1)	Recognized with respect to the merger of H&CB

(2)	Recognized with respect to the merger of KCC

The aggregate amortization expenses of other intangible assets in 2007, 2008, and 2009 were ~~W~~77,843 million, ~~W~~79,746 million, and ~~W~~93,051 million respectively, and are included in “Depreciation and amortization” in the consolidated statements of income. The amortization expenses related to other intangible assets over their remaining useful lives are expected to be ~~W~~70,793 million, ~~W~~66,335 million, ~~W~~40,827 million, ~~W~~12,650 million, and ~~W~~87 million for 2010, 2011, 2012, 2013, and 2014, respectively.

Deposits	12 Months Ended
Dec. 31, 2009
Deposits [Abstract]
Deposits

14.	Deposits

Deposits as of December 31, 2008 and 2009 were as follows:

			Weighted
			Average Rate
	2008	2009	Paid for 2009
	(In millions of Korean won)

Interest-bearing deposits:
Time deposits	81,533,413	90,416,765	4.45%
Savings deposits	43,819,923	48,007,195	0.49%
Certificate of deposits	24,974,835	23,081,256	4.50%
Mutual installment deposits	4,198,869	3,690,582	2.99%
Interest-bearing demand deposits	736,166	883,123	1.18%

Total interest-bearing deposits	155,263,206	166,078,921	3.30%
Non-interest-bearing deposits:
Demand deposits	3,438,269	3,104,147

Total deposits	158,701,475	169,183,068	3.24%

In accordance with the Bank of Korea Act, banks are required to maintain reserves of 0% to 7% of customer deposits with the Bank of Korea, which is recorded as restricted cash in the consolidated balance sheet (See Note 4).

The scheduled contractual maturities of time deposits, certificates of deposit and mutual installment deposits as of December 31, 2009 were as follows:

(In millions of Korean won)

2010	109,309,129
2011	3,384,330
2012	1,175,821
2013	2,047,571
2014	369,919
Thereafter	901,833

Total	117,188,603

The Korea Deposit Insurance Corporation (“KDIC”) provides deposit insurance up to a total of ~~W~~50 million per depositor in each bank pursuant to the Depositor Protection Act for deposits maturing after January 1, 2001, regardless of the placement date of the deposit. For the insurance covered by KDIC, the Company recorded a premium of 0.18% of the average deposits which amounted to ~~W~~213,155 million, ~~W~~207,264 million and ~~W~~219,915 million in 2007, 2008 and 2009, respectively.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2009
Other Borrowed Funds [Abstract]
Other Borrowed Funds

15.	Other Borrowed Funds

A summary of other borrowed funds as of December 31, 2008 and 2009 is presented below.

	2008		2009
		Weighted		Weighted
		Average		Average
	Outstanding	Interest	Outstanding	Interest
	Balance	Rate	Balance	Rate
	(In millions of Korean won)

Kookmin Bank
Borrowings from the Bank of Korea	796,205	2.98%	1,343,725	1.25%
Borrowings in foreign currencies	3,873,399	3.77%	2,771,349	2.85%
Borrowings from trust accounts managed by the Bank	2,775,135	4.29%	1,658,160	1.76%
Debentures in Won	2,506,163	5.64%	2,117,331	4.67%
Other borrowings	191,436	5.09%	64,839	3.80%

Subtotal	10,142,338	4.34%	7,955,404	2.84%

Subsidiaries
Borrowings from other financial Institutions	384,480	6.78%	162,654	5.74%
Borrowings in foreign currencies	—	0.00%	58,228	2.29%
Debentures in Won	98	1.00%	—	—

Subtotal	384,578	6.78%	220,882	4.83%

Total	10,526,916	4.53%	8,176,286	2.82%

Other borrowed funds are defined as borrowed funds with original maturities of less than one year.

Secured Borrowings	12 Months Ended
Dec. 31, 2009
Secured Borrowings [Abstract]
Secured Borrowings

16.	Secured Borrowings

The Company transferred certain loans and investment securities to SPEs, which in turn issued beneficial interests collateralized by such loans. These transactions did not meet the conditions for a sale under SFAS No. 140 (ASC 860) and have been accounted for as secured borrowings. As a result, the loans and securities collateralizing these borrowings are included in “Loans” and “Available-for-sale securities” or “Held-to-maturity securities,” and the beneficial interests issued by the SPEs, which paid interest at rates of 1.76% to 8.50% per annum as of December 31, 2009, are included in “Secured borrowings.”

In addition, the Company has sold securities under repurchase agreement having maturities in excess of 90 days, which are also classified as secured borrowings. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

The components of the secured borrowings and related collateral as of December 31, 2008 were as follows:

	2008
		Secured	Collateral
	Maturity	Borrowings	Loans	Securities
	(In millions of Korean won)

KB 10th ABS Specialty Co., Ltd. 7.05%-7.76% senior collateralized bond obligation	2009~2010	80,000	21,256	—
KB 11th ABS Specialty Co., Ltd. 5.99%-7.35% senior collateralized bond obligation	2009~2010	77,000	51,131	—
KB 1st Mortgage Loan Specialty Co., Ltd. 4.03% senior collateralized bond obligation	2039	663,807	664,191	—
Chungla Vivaldi Co., Ltd. 7.81% commercial papers	2009	100,000	99,149	—
Other 3.08%-7.40% securities sold under repurchase agreement	2009~2010	4,959,020	—	5,963,590

Gross secured borrowings		5,879,827	835,727	5,963,590
Discount		(174)	—	—

Total		5,879,653	835,727	5,963,590

The components of the secured borrowings and related collateral as of December 31, 2009 were as follows:

	2009
		Secured	Collateral
	Maturity	Borrowings	Loans	Securities
	(In millions of Korean won)

KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% senior collateralized bond obligation	2039	540,520	591,976	—
KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% senior collateralized bond obligation	2010~2011	70,000	22,330	—
KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% senior collateralized bond obligation	2010~2011	165,000	120,586	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2010	100,000	—	99,285
Eubora ABS Specialty Co., Ltd. 4.05%-4.45% senior collateralized bond obligation	2010	70,000	69,662	—
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% senior collateralized bond obligation	2012	3,258	3,346	—
Other 7.25% senior collateralized bond obligation	2014	1,141,845	4,148,828	—
Other 1.29%-7.40% securities sold under repurchase agreement	2010	2,605,262	—	4,325,842

Gross secured borrowings		4,695,885	4,956,728	4,425,127
Discount		(26,157)	—	—

Total		4,669,728	4,956,728	4,425,127

Secured borrowings maturity schedule

The combined aggregate amounts of all secured borrowings by contractual maturities as of December 31, 2009 were as follows:

(In millions of Korean won)

Due in 2010	2,910,262
Due in 2011	100,000
Due in 2012	3,258
Due in 2013	—
Due in 2014	1,141,845
Thereafter	540,520

Gross secured borrowings	4,695,885
Discount	(26,157)

Total	4,669,728

Long Term Debt	12 Months Ended
Dec. 31, 2009
Long-term Debt [Abstract]
Long-term Debt

17.	Long-term Debt

The following table is a summary of long-term debt (net of unamortized original issue discount) as of December 31, 2008 and 2009:

	Interest Rate	Maturity	2008	2009
	(In millions of Korean won)

Senior
Kookmin Bank
Won currency
Notes payable to Ministry of Finance and Economy	2.89%~5.00%	2010~2021	108,240	84,332
Notes payable to Korea Development Bank	2.00%~3.77%	2010~2018	35,471	47,406
Notes payable to other government funds	0.00%~4.25%	2010~2024	589,899	589,940
Notes payable to Industrial Bank of Korea	3.44%~3.97%	2010~2016	36,068	19,473
Floating rate finance debentures(1)	3.21%~12.00%	2010~2019	2,419,841	1,446,122
Finance debentures	3.10%~8.62%	2010~2027	24,764,322	21,218,836
Other notes payable	1.20%~5.40%	2010~2045	1,482,781	1,783,816

Subtotal			29,436,622	25,189,925

Foreign currency
Floating rate finance debentures(1)	0.44%~5.57%	2010~2012	3,578,764	2,462,677
Finance debentures	2.05%~6.84%	2010~2013	132,745	591,376
Floating rate notes payable(1)	0.69%~6.33%	2010~2012	1,440,322	1,420,185
Other notes payable	—	—	963,244	—

Subtotal			6,115,075	4,474,238

Subsidiaries
Finance debentures	4.98%~7.48%	2011~2012	500,000	800,000
Borrowings from other financial institutions in Won	1.00%~7.63%	2011~2027	31,181	50,461
Borrowings from Small and Medium Company Promotion Fund	4.69%	2017	2,036	17,692

Subtotal			533,217	868,153

Subordinated
Kookmin Bank
Won currency
Finance debentures	4.19%~9.65%	2010~2039	9,090,775	9,042,350

Subsidiaries
Won Currency
Other borrowings	9.00%	2011~2018	—	695

Gross long-term debt			45,175,689	39,575,361
Discount			(27,727)	(5,452)

Total long-term debt, net			45,147,962	39,569,909

(1)	Interest rates on floating rate debt are those rates in effect at December 31, 2009.

Long-term debt is predominately denominated in Won, U.S. dollars and Japanese yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the three-month or six-month London Inter-bank Offered Rate (“LIBOR”) and the monthly Public Fund Prime Rate published by the Korean government and are reset on a monthly, quarterly and semi-annual basis. The weighted-average interest rates for long-term debt were 5.64% and 5.18% as of December 31, 2008 and 2009, respectively.

Debt maturity schedule

The combined aggregate amounts of all long-term debt by contractual maturities as of December 31, 2009 were as follows:

(In millions of Korean won)

Due in 2010	13,933,190
Due in 2011	9,038,321
Due in 2012	5,099,570
Due in 2013	1,661,125
Due in 2014	4,709,661
Thereafter	5,133,494

Gross long-term debt	39,575,361
Discount	(5,452)

Total long-term debt, net	39,569,909

Certain borrowing agreements of the Company contain covenants that limit the Company’s ability to pledge the assets to secure indebtedness, to dispose, sell or transfer assets or to enter into arrangements having a similar effect. As of December 31, 2008, the Company had failed to comply with the covenants due to financing activities undertaken in the ordinary course of the Company’s business activities.

Consequently, during the first quarter of 2009, the Company amended covenants contained in certain borrowings as of December 31, 2008 and the Company repaid the borrowings whose agreements were not amended. As of December 31, 2009, the Company is in compliance with the covenants contained in the borrowing agreements.

Other Liabilities	12 Months Ended
Dec. 31, 2009
Other Liabilities [Abstract]
Other Liabilities

18.	Other Liabilities

Other liabilities as of December 31, 2008 and 2009 were comprised of the following:

	2008	2009
	(In millions of Korean won)

Accrued severance benefits	280,201	175,987
Accrued expenses	297,410	301,134
Accounts payable	924,607	649,119
Unearned income	213,315	160,426
Tax withholdings and income tax payable	265,504	197,821
Guarantee deposits received	107,965	142,264
Deferred tax liabilities	191,269	102,285
Fair value hedge derivatives	1,850	209,929
Due to agencies	481,559	344,668
Allowance for losses on off-balance sheet credit instruments	421,381	403,202
Payments received on behalf of government and others	273,393	218,415
Others	358,551	449,510

Total	3,817,005	3,354,760

Non Interest Income	12 Months Ended
Dec. 31, 2009
Non-interest Income [Abstract]
Non-interest Income

19.	Non-interest Income

The components of non-interest income for the years ended December 31, 2007, 2008 and 2009 were as follows:

	2007	2008	2009
	(In millions of Korean won)

Trust fees, net	159,175	165,459	188,980
Other fees and commission income:
Commissions received on fund management	124,656	87,642	53,876
Commissions and fees received for brokerage and agency activities	488,439	373,735	324,262
Commissions received on credit cards	976,434	1,034,409	1,090,138
Commissions received in remittance	14,168	11,945	9,832
Commissions received on cash dispenser service	83,111	80,339	76,124
Commissions received on letters of credit	45,578	54,020	54,484
Bancassurance fees received	188,186	170,247	131,887
Other	503,500	568,354	609,289

Subtotal	2,424,072	2,380,691	2,349,892

Net trading revenue	40,732	104,141	164,612
Net gain (loss) on investments:
Debt securities	(55,807)	(13,954)	140,591
Equity securities	797,324	(177,303)	32,014
Other	275,797	281,648	95,317

Subtotal	1,017,314	90,391	267,922

Other non-interest income:
Gain on sale of loans	3,485	13,329	80,211
Other	368,079	198,268	461,829

Subtotal	371,564	211,597	542,040

Total non-interest income	4,012,857	2,952,279	3,513,446

Non Interest Expenses	12 Months Ended
Dec. 31, 2009
Non-interest Expenses [Abstract]
Non-interest Expenses

20.	Non-interest Expenses

The components of non-interest expenses for the years ended December 31, 2007, 2008 and 2009 were as follows:

	2007	2008	2009
	(In millions of Korean won)

Salaries and employee benefits:
Salaries and other benefits	2,096,258	2,161,635	2,062,838
Provision for accrued severance benefits	183,569	173,348	154,716

Subtotal	2,279,827	2,334,983	2,217,554

Depreciation and amortization:
Depreciation on premises and equipment	341,039	327,441	337,956
Amortization of other intangible assets	77,843	79,746	93,051

Subtotal	418,882	407,187	431,007

Other administrative expenses	835,720	875,278	857,087
Credit card fees:
Commissions paid on credit cards	337,496	372,874	416,314
Commissions paid on troubled credit cards	721	906	968

Subtotal	338,217	373,780	417,282

Other fees and commissions:
Insurance fees on deposits to KDIC	213,155	207,264	219,915
Contribution to guarantee funds	268,435	335,088	334,875
Commissions on overdue loans	—	2	—
Other	246,959	284,081	315,633

Subtotal	728,549	826,435	870,423

Other non-interest expenses:
Loss on sale of loans	3,940	16,622	31,242
Loss on disposition of assets	1,697	1,094	3,284
Tax expenses other than income tax	117,042	142,270	120,593
Other	409,700	343,180	793,619

Subtotal	532,379	503,166	948,738

Total non-interest expenses	5,133,574	5,320,829	5,742,091

Common Stock	12 Months Ended
Dec. 31, 2009
Common Stock [Abstract]
Common Stock

21.	Common Stock

Capital stock

The Company has 1,000 million authorized shares of common stock with ~~W~~5,000 par value, of which 356,351,693 shares and 386,351,693 shares were issued as of December 31, 2008 and 2009, and 308,921,422 shares(net of 47,430,271 treasury shares) and 343,028,989 shares(net of 43,322,704 treasury shares) were outstanding as of December 31, 2008 and 2009, respectively.

Treasury stock

Treasury stock transactions are recorded at cost. The changes in the treasury stock of the Company for the years ended December 31, 2007, 2008 and 2009 were as follows:

Description	Shares Increase	Shares Decrease	Net Changes

Shares at January 1, 2007			51,343

2007	77,084	102,345	(25,261)
2008	73,636,201	26,232,012	47,404,189
2009	43,412	4,150,979	(4,107,567)

Shares at December 31, 2009			43,322,704

In 2007, the Company purchased 77,084 shares and sold 102,345 shares through a private equity fund.

In 2008, the Company purchased 28,600 shares and sold 32,082 shares through a private equity fund. Also, the Company purchased 73,607,601 shares and sold 26,199,930 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.

In 2009, The Company purchased 43,412 shares and sold 66,012 shares through a private equity fund. Also, the Company sold 4,084,967 shares upon the stock transfer in connection with the establishment of the financial holding company as more fully described in Note 3.

Retained Earnings	12 Months Ended
Dec. 31, 2009
Retained Earnings [Abstract]
Retained Earnings

22.	Retained Earnings

Korean regulations require the Company to appropriate retained earnings for certain purposes. Appropriated and unappropriated retained earnings as of December 31, 2008 and 2009 were as follows:

	2008	2009
	(In millions of Korean won)

Appropriated retained earnings:
Legal reserve	1,351,340	1,502,440
Reserve for financial structure improvement	55,600	55,600
Other statutory reserves	8,244	5,021
Unappropriated retained earnings	8,617,587	9,215,063

Total	10,032,771	10,778,124

The Banking Act requires banks to appropriate as a legal reserve an amount equal to a minimum of 10% of annual net income, as reported in the Company’s unconsolidated financial statements under generally accepted accounting principles in Korea (Korean GAAP), until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Company’s board of directors.

In 2002, the Finance Supervisory Service recommended that companies in the Korean Federation of Banks appropriate at least 10 percent of their net income after deducting accumulated deficit to a reserve for financial structure improvement, until the simple capital ratio equals 5.5 percent. This reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital.

The Kookmin Bank’s branch in Japan is required to appropriate a legal reserve of up to 10% of annual income, as reported in the Japan Branch of Kookmin Bank’s financial statements under generally accepted accounting principles in Japan, until such reserve equals two billion Japanese yen. This reserve is used only to reduce any accumulated deficit related to the branch in Japan and is recorded in “Other statutory reserves”.

As of December 31, 2008 and 2009, total balances of accumulated restricted retained earnings were ~~W~~1,415,184 million and ~~W~~1,563,061 million, respectively.

Dividends

Dividends payable to the equity stockholders are based on the unappropriated retained earnings available for distribution, which is defined in Korean Commercial Law, as reported in the Company’s non-consolidated financial statements prepared in accordance with Korean GAAP. Hence, the unappropriated retained earnings available for dividend distribution in accordance with U.S. GAAP may, in certain years, either not be fully available or will be additionally available for distribution to the equity stockholders. Further, dividends are declared and paid in Korean won. Treasury shares are excluded from the dividend distribution. The Company has reported unappropriated retaining earnings of ~~W~~630,941 million and ~~W~~1,116,531 million in its Korean GAAP non-consolidated financial statements as of December 31, 2008 and 2009. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2008, the stockholders of the Company approved no payment of a cash dividend to stockholders on March 27, 2009. However, with respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, at the annual general meeting of stockholders on March 26, 2010, the stockholders of the Company approved the payment of a cash dividend of 4.60% to stockholders of record as of December 31, 2009, and cash dividend amounting to ~~W~~78,897 million was paid on March 28, 2010.

Kookmin Bank has reported unappropriated retained earnings of ~~W~~7,058,314 million and ~~W~~7,539,785 million, respectively, as of December 31, 2008 and 2009, in its Korean GAAP non-consolidated financial statements. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2008, on March 25, 2009, the Company, whose shares are owned Kookmin Bank since September 29, 2008 approved no payment of a cash dividend on March 25, 2009. However, with respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, on March 25, 2010, the Company approved the payment of a cash dividend of 3.84% to stockholders of record as of December 31, 2009 and cash dividend amounting to ~~W~~95,305 million was paid on March 26, 2010.

Components of Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2009
Components of Accumulated Other Comprehensive Income (Loss) [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)

23.	Components of Accumulated Other Comprehensive Income (Loss)

Comprehensive income includes net income plus transactions and other occurrences that are the result of non-owner changes in equity. For the years ended December 31, 2007,2008, and 2009, the non-owner equity changes were composed of foreign currency translation adjustments and unrealized gains and losses on investment securities, net of taxes. Below are the components of accumulated other comprehensive income (loss) and the related tax effects for the years ended December 31, 2007, 2008 and 2009.

	Foreign	Net Unrealized	Accumulated
	Currency	Gains (Losses) on	Other
	Translation	Investment	Comprehensive
	Adjustments	Securities	Income (Loss), Net
	(In millions of Korean won)

Balance, January 1, 2007	(43,481)	467,968	424,487
Foreign currency translation adjustments, net of tax expense of ~~W~~572 million	1,509	—	1,509
Unrealized holding losses on investment securities, net of tax benefit of ~~W~~23,743 million	—	(63,890)	(63,890)
Less: Reclassification adjustment for gains included in net income, net of tax benefit of ~~W~~187,777 million	—	(495,092)	(495,092)

Current period change	1,509	(558,982)	(557,473)

Balance, December 31, 2007	(41,972)	(91,014)	(132,986)

Foreign currency translation adjustments, net of tax expense of ~~W~~34,755 million	91,626	—	91,626
Unrealized holding gains on investment securities, net of tax expense of ~~W~~148,183 million	—	389,479	389,479
Less: Reclassification adjustment for losses included in net income, net of tax expense of ~~W~~15,880 million	—	41,790	41,790

Current period change	91,626	431,269	522,895

Balance, December 31, 2008	49,654	340,255	389,909

Foreign currency translation adjustments, net of tax benefit of ~~W~~31,907 million	(116,657)	—	(116,657)
Unrealized holding gains on investment securities, net of tax expense of ~~W~~28,737 million	—	105,810	105,810
Less: Reclassification adjustment for gains included in net income, net of tax benefit of ~~W~~49,170 million	—	(134,411)	(134,411)

Current period change	(116,657)	(28,601)	(145,258)

Balance, December 31, 2009	(67,003)	311,654	244,651

Regulatory Requirements	12 Months Ended
Dec. 31, 2009
Regulatory Requirements [Abstract]
Regulatory Requirements

24.	Regulatory Requirements

In conformity with the Financial Supervisory Service (“FSS”) and the Basel Committee on Banking Regulations and Supervisory Practice guidelines, Kookmin Bank, a subsidiary of the Company, applies risk-adjusted capital ratios to evaluate its capital adequacy. The capital adequacy guidelines adopt the so called BASELII, the approach of risk-weighted capital measure based on the framework developed and proposed by the Basel Committee on Banking Supervision of the Bank for International Settlements (“BIS”).

Under the capital adequacy guidelines, banking institutions with international operations are required to maintain a minimum 8% total risk-based capital ratio, the ratio of total risk-adjusted capital divided by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%.

The capital ratios are calculated based on Kookmin Bank’s consolidated balance sheets prepared in accordance with Korean GAAP which may vary in certain significant respects from U.S. GAAP. In the event Kookmin Bank does not maintain a consolidated capital adequacy ratio of 8%, it is subject to corrective actions recommended by the FSS based on the actual financial position and capital ratio of Kookmin Bank. Management of Kookmin Bank believes that Kookmin Bank met all capital adequacy requirements to which it is subject as of December 31, 2008 and 2009. However, events beyond management’s control, such as fluctuations in interest rates or a downturn in the economy could adversely affect future earnings and consequently, Kookmin Bank’s ability to meet its future capital requirements.

The following capital ratios are calculated in accordance with and as defined by the FSS guideline, which is materially consistent with BIS guidelines and Kookmin Bank’s consolidated financial statements prepared in accordance with Korean GAAP as of December 31:

	2008	2009
	(In millions of Korean won, except capital ratios)

Tier 1 capital	15,302,560	16,734,532
Tier 2 capital	5,023,771	4,973,120

Total risk-adjusted capital	20,326,331	21,707,652

Risk-Weighted Assets
Risk-weighted assets for credit risk(1)	139,036,329	139,926,727
Risk-weighted assets for market risk(2)	2,069,088	2,071,648
Risk-weighted assets for operating risk(3)	13,155,888	12,595,000

Total risk-weighted assets	154,261,305	154,593,375

Capital Adequacy Ratios(%)
Tier 1 capital ratio(%)	9.92	10.82
Tier 2 capital ratio(%)	3.26	3.22

Capital adequacy ratio(%)	13.18	14.04

(1)	Calculated by Foundation Internal Ratings-Based Approach

(2)	Calculated by Internal Models Method

(3)	Calculated by Advanced Measurement Approach

In addition, the Company, as a bank holding company, is required under the capital adequacy requirements of the Financial Services Commission to maintain a minimum consolidated capital adequacy ratio of 8.0%. “Consolidated capital adequacy ratio” is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with Financial Services Commission requirements that have been formulated based on Bank of International Settlements. “Equity capital,” as applicable to bank holding companies, is defined as the sum of Tier I capital, Tier II capital and Tier III capital less any deductible items (each as defined under the Regulation on the Supervision of Financial Holding Companies). “Risk-weighted assets” is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The following table sets forth a summary of the Company’s consolidated capital adequacy ratio as of December 31, 2008 and 2009, based on applicable Korean GAAP and regulatory reporting standards:

	2008		2009
	(In millions of Korean won)

Risk-weighted assets	~~W~~	187,086,336	~~W~~	182,664,075
Equity capital		21,937,230		24,360,262
Consolidated capital adequacy ratio		11.73%		13.34%

Income Tax	12 Months Ended
Dec. 31, 2009
Income Tax [Abstract]
Income Tax

25.	Income Tax

The components of income tax expense for the years ended December 31, 2007, 2008 and 2009 were as follows:

	For the Years Ended December 31,
	2007	2008	2009
	(In millions of Korean won)

National tax:
Current	1,116,885	513,390	175,628
Deferred	142,582	(61,888)	26,765
Tax benefits recognized under FIN 48(ASC 740)	(162,710)	(38,914)	(13,771)

Total national income tax expense	1,096,757	412,588	188,622
Local tax:
Current	111,689	51,339	17,562
Deferred	14,258	(6,189)	2,677
Tax benefits recognized under FIN 48(ASC 740)	(16,271)	(3,891)	(1,377)

Total local income tax expense	109,676	41,259	18,862

Total income tax expense	1,206,433	453,847	207,484

The preceding table does not reflect the tax effects of unrealized gains and losses on available-for-sale securities and foreign currency translation. The tax effects of these items are recorded directly in Total equity.

Income tax is calculated for each individual entity in the Company. As a result, losses incurred by subsidiaries cannot be offset against profits earned by the parent company. Income tax on the operating profit differs from the theoretical amount that would arise at the statutory tax rate of the home country of the parent as follows:

	2007	2008	2009
	(In millions of Korean won)

Income from continuing operations for the years ended December 31,	4,965,802	1,786,785	926,053

Statutory tax rates	27.5%	27.5%	24.2%

Prima facie tax calculated at a statutory tax rate	1,365,596	491,366	224,105
Income not assessable for tax purposes	(16,288)	(138,343)	(59,999)
Expenses not deductible for tax purposes	22,142	168,944	35,184
Taxation on outside basis	31,947	27,372	3,045
Adjustment for overseas tax rates	3,962	24,925	(5,980)
Change in statutory tax rate	—	(53,524)	13,997
Increase in valuation allowance	(16,991)	(19,760)	6,484
Korean government tax assessment	(178,981)	(42,805)	(15,059)
Others	(4,954)	(4,328)	5,707

Income tax expense	1,206,433	453,847	207,484

Effective tax rate	24.3%	25.4%	22.4%

Pursuant to amendments to the Corporation Income Tax Law in 2008, the statutory tax rates changed from 14.3% for the first ~~W~~100 million and 27.5% for any excess amount in 2007 to 12.1% for the first ~~W~~200 million and 27.5% for any excess amount in 2008, 12.1% for the first ~~W~~200 million and 24.2% for the excess amount in 2009, and 11% for the first ~~W~~200 million and 22.0% for the excess amount in 2010 and thereafter.

Pursuant to amendments to the Corporation Income Tax Law in 2009, the statutory tax rates changed from 12.1% for the first ~~W~~200 million and 24.2% for the excess amount in 2010 and 2011, and 11% for the first ~~W~~200 million and 22.0% for the excess amount in 2012 and thereafter.

As a result of the changes in statutory tax rates, income tax expenses decreased by ~~W~~53,524 million and deferred income tax liabilities related to temporary differences and other comprehensive income decreased by ~~W~~25,951 million and ~~W~~27,573 million, respectively, in 2008 and income tax expense increased by ~~W~~13,997 million and deferred income tax liabilities related to temporary differences and other comprehensive income increased by ~~W~~6,201 million and ~~W~~7,796 million, respectively, in 2009.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets (“DTA”) and deferred income tax liabilities (“DTL”) as of December 31, 2008 and 2009 were as follows:

	2008	2009
	(In millions of
	Korean won)

Deferred income tax assets:
Other liabilities	107,421	197,615
Valuation of trading assets	3,336	73
Valuation of investments	230,913	88,310
Valuation of available-for-sale securities	—	—
Premises and equipment	145,945	143,750
Net operating loss	14,807	39,253

Total gross deferred income tax assets	502,422	469,001

Less: Valuation allowance	(78,262)	(84,746)

Deferred income tax assets	424,160	384,255

Deferred income tax liabilities:
Allowance for loan losses	252,797	242,141
Valuation of available-for-sale securities	106,053	102,284
Accrued interest and dividend receivable	63,204	16,966
Other assets	88,892	43,964
Long-term debt	29,192	(1,369)
Other temporary differences	75,291	52,322

Total gross deferred income tax liabilities	615,429	456,308

Net deferred income tax liabilities, including other comprehensive income (“OCI”) related DTA (DTL)	(191,269)	(72,053)

Less: Net OCI related DTA (DTL)	(121,121)	(84,443)

Net deferred income tax liabilities, excluding net OCI related DTA (DTL)	(70,148)	12,390

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Management believes it is uncertain whether certain subsidiaries will generate sufficient profits to offset their tax losses in 2008 and 2009. Accordingly, a valuation allowance totaling ~~W~~78,262 million and ~~W~~84,746 million as of December 2008 and 2009, respectively, was recognized for deferred income tax assets related to net operating loss carryforwards (“NOLs”) and temporary differences that may not be realized.

As of December 31, 2009, the Company, including its subsidiaries had ~~W~~105,817 million of NOLs. These losses are expected to expire in the periods from 2010 to 2019.

As the Company decided to adopt ‘Consolidated Tax return System’ starting 2010, the tax expense or benefit is calculated including its wholly-owned subsidiaries. NOL calculated before applying the consolidated tax return system can be deducted only from the relevant taxable income of individual entity.

The beginning balance of unrecognized tax benefits reconciles to the balance as of December 31, 2008 and 2009 in the following table:

	2008	2009
	(In millions of Korean won)

Total unrecognized tax benefits at January 1	26,269	41,750
Amount of increase for current year’s tax position	15,481	3,483
Gross amount of increases for prior years’ tax position	—	—
Gross amount of decreases for prior years’ tax position	—	(13)
Reductions due to lapse of statutes of limitation	—	(48)

Total unrecognized tax benefits at December 31	41,750	45,172

Any changes in the amounts of unrecognized tax benefits related to temporary differences would result in a reclassification to deferred tax liability, and any changes in the amounts of unrecognized tax benefits related to permanent differences would result in an adjustment to income tax expense and effective tax rate. As of December 31, 2008 and 2009, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are ~~W~~28,729 million and ~~W~~31,836 million, respectively.

In 2007, the National Tax Service completed their regular examination of the Company’s income tax returns for the years 2002 through 2005, and as a result of the tax audit, the Company received ~~W~~189,509 million of tax assessments in May 2007 and received an additional tax assessment of ~~W~~292,337 million in July 2007. Most of these tax assessments related to disallowed tax deductions for loan loss provisions of credit card receivables. The Company’s management believes that the Company’s tax deductions for the loan loss provision of credit card receivables was appropriate and appealed the assessment to the National Tax Tribunal. Final judgment of the appeals may result in changes of future income tax expense and benefit. However, the Company does not expect any changes in unrecognized tax benefits would have a material impact on income tax expense during the next 12 months. The Company’s major tax jurisdiction is the Republic of Korea, and as of December 31, 2009, all tax years subsequent to 2005 remain open to examination.

In accordance with FIN 48(ASC 740) , the Company recorded 849,715 million and 575,057 million as of December 31, 2008 and 2009, respectively as “Other Assets” that the Company expects to receive through a court appeal according to the more-likely-than-not recognition criteria under the standard. (See Note 12).

The Company’s continuing practice is to recognize interest and penalties, if any, related to income tax matters in income tax expense. Pursuant to the adoption of FIN 48(ASC 740), the Company recorded income tax benefits for penalties and interest previously paid to the Korean tax authorities that it expects to be refunded. The Company recorded income tax benefits for penalties of ~~W~~205,978 million and ~~W~~111,686 million as of December 31, 2008 and 2009, respectively, and also recorded income tax benefits for interest of ~~W~~72,920 million and ~~W~~62,896 million as of December 31, 2008 and 2009, respectively.

Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2009
Earnings per Share (EPS) [Abstract]
Earnings Per Share ("EPS")

26.	Earnings Per Share (“EPS”)

The following table is a summary of the computation of earnings per share for the years ended December 31

	2007	2008	2009
	(In millions of Korean won, except share data)

Net income	3,759,369	1,332,938	718,569
Net income attributable to noncontrolling interests, net of tax	4,262	6,974	(2,072)

Net income attributable to stockholders for basic EPS	3,755,107	1,325,964	720,641
Net income attributable to stockholders for diluted EPS	3,755,107	1,325,964	720,641
Weighted average common shares outstanding applicable to basic EPS (In thousands)	344,570	330,498	325,397
Dilutive effect of stock options	—	—	—

Adjusted weighted average common shares outstanding applicable to diluted EPS (In thousands)(*)	344,570	330,498	325,397

Basic earnings per share:
Net income attributable to stockholders	10,898	4,012	2,215

Diluted earnings per share:
Net income attributable to stockholders	10,898	4,012	2,215

(*)	The numbers of weighted average common shares outstanding in 2007, 2008 and 2009 were adjusted by the effect of stocks issuance in September 2009 whose exercise price at issuance was less than the fair value of the stock. Additionally, the stock issuance contains a bonus element that is somewhat similar to a stock dividend. Therefore, the basic EPS was adjusted retroactively for the bonus element for all periods presented.

Stock options excluded from the computation of diluted earnings per share, due to their anti-dilutive effect, totaled nil, nil, and nil in 2007, 2008 and 2009, respectively.

Employee Severance Plan	12 Months Ended
Dec. 31, 2009
Employee Severance Plan [Abstract]
Employee Severance Plan

27.	Employee Severance Plan

Employees with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment with the Company, based on their length of service and rates of pay at the time of termination (the “severance plan”). Under the Korean National Pension Fund Law, the Company was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. Additionally, the Company contributes voluntarily a certain percentage of employee severance benefits to a severance insurance deposit account (“Severance Insurance Deposit”) maintained for the benefit of employees at an insurance company. The Company has no additional liability once the amount has been contributed; thus the Company deducts contributions made to the National Pension Fund and the Severance Insurance Deposit from its accrued employee severance plan obligations. The compensation cost of employees’ severance benefit is recognized based on the vested benefits to which the employees are entitled if they separate immediately.

Under limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment (“interim severance payment”). Severance plan payments include the amount for such withdrawal. Total interim severance payments made by the Company were ~~W~~14,638 million, ~~W~~14,078 million, and ~~W~~409,605 million in 2007, 2008, and 2009, respectively.

In addition to regular termination benefits, the Company recognized special termination benefits of ~~W~~8,735 million, ~~W~~89,965 million, and ~~W~~0 million to 61, 402 and 0 employees, respectively, who accepted early retirement for the years ended December 31, 2007, 2008, and 2009, respectively.

The Company accrued severance benefits of ~~W~~183,569 million, ~~W~~173,348 million and ~~W~~154,716 million for the years ended December 31, 2007, 2008 and 2009, respectively.

The amounts contributed to the severance insurance deposit account were ~~W~~141,386 million, ~~W~~102,974 million and ~~W~~157,032 million for the years ended December 31, 2007, 2008 and 2009, respectively.

Accrued employee severance plan obligations included in “Other liabilities” as of December 31 were as follows:

	2008	2009
	(In millions of
	Korean won)

Balance at beginning of the year	716,189	849,414
Severance benefit	173,348	154,716
Plan payments	(40,123)	(411,076)

	849,414	593,054
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(569,213)	(417,067)

Balance at end of the year	280,201	175,987

The Company expects to pay the following future benefits to its employees upon their normal retirement age of 58:

(In millions of Korean won)

2010	2,296
2011	3,375
2012	8,245
2013	21,038
2014	29,752
2015 — 2019	237,899

The above amounts have been determined based on the employees’ current salary rates and the number of service years that will be accumulated upon their retirement date. These amounts do not include amounts that might be paid to employees that will cease working with the Company before their normal retirement age.

Employee Stock Option Plan	12 Months Ended
Dec. 31, 2009
Employee Stock Option Plan [Abstract]
Employee Stock Option Plan

28.	Employee Stock Option Plan

Employee stock-based compensation plan

In 2007, the Company granted 965,000 options, of which 30,000, 20,000, 885,000 and 30,000 options are subject to service requirements and their exercise price is indexed to the sum of the major 3 competitors’ total market capitalization, with a minimum exercise price of ~~W~~85,500, ~~W~~79,700, ~~W~~77,100 and ~~W~~84,500, respectively, per option.

In 2008, the Company introduced stock grants as part of the stock-based compensation plan. Stock grants are granted at no cost upon the completion of a vesting period. The Company granted 299,252 grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors’ total market capitalization, return on asset, and total asset size.

In 2009, the Company granted 268,882 stock grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors’ total market capitalization, return on asset, and total asset size.

The grants granted (a) are subject to service or performance based requirements, (b) have an exercise price of ~~W~~0 and (c) the quantity is indexed to the banking industry index. The grants vest over one to three years from the date of grant. The grants will be exercised immediately on vesting date.

The options granted (a) are subject to service or performance based requirements and (b) have a fixed exercise price or an exercise price that is indexed to the banking industry index. Generally, the options granted vest over three years from the date of grant. The exercise period ranges from 5 years to 7 years post completion of the three-year vesting period.

For options granted under all of the above plans, the Company may elect either to issue common shares or allocate treasury shares, or pay in cash or treasury shares the difference between the market price and the exercise price. The market price is determined by the arithmetic average of the weighted average of every closing price for two months, one month and one week immediately preceding the exercise of the option, published by Korea Exchange.

The following table summarizes the information about stock option activity under the Company’s stock-based compensation plans for the years ended December 31, 2007, 2008 and 2009:

	2007		2008		2009
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Stock	Exercise Price	Stock	Exercise Price	Stock	Exercise Price
	Options	(Won)	Options	(Won)	Options	(Won)

Outstanding, beginning of year	3,235,568	59,002	3,810,844	64,775	3,458,351	62,458
Granted	965,000	77,645	—	—	—	—
Exercised	(203,991)	49,078	(29,550)	32,053	(151,853)	43,932
Forfeited	(185,733)	51,644	(322,943)	77,359	(76,566)	75,341

Outstanding, end of year	3,810,844	64,775	3,458,351	62,458	3,229,932	64,314

Exercisable at year-end	1,226,249	50,471	1,876,585	50,012	2,667,395	61,617

The following table summarizes the information about the Company’s stock grants for the years ended December 31, 2008 and 2009:

	2008	2009

(Number of Stock Grants)
Outstanding, beginning of year	—	194,108
Granted	299,252	268,882
Vested	(5,386)	(15,914)
Forfeited	(99,758)	(134,437)

Outstanding, end of year	194,108	312,639

In connection with the stock-based compensation plan, the Company recognized ~~W~~7,513 million of expenses, an expenses reversal of ~~W~~20,139 million, and ~~W~~23,039 million of expenses for the years ended December 31, 2007, 2008 and 2009, respectively.

Total fair value of shares vested during 2007, 2008 and 2009 were ~~W~~16,207 million, ~~W~~3,459 million and ~~W~~1,143 million, respectively.

The fair value of each option award is estimated using a Black-Scholes option pricing model based on the assumptions noted in the table below. Expected volatility is based on the historical volatility of the Company’s stock. The expected term represents the period of time that options granted are expected to be outstanding. The expected term is estimated using employees’ actual historical behavior and projected future behavior based on expected exercise patterns. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company’s historical dividend payout ratio. The assumptions that were used for the valuation of each option at the grant date for the years ended December 31, 2007, 2008, and 2009 are as follows:

For Options Granted During	2007	2008	2009

Expected annual dividend yield	2.35%	3.03%	2.79%
Expected volatility	28.47%	47.62%	42.60%
Risk-free interest rate	4.98%	3.24%	3.63%
Expected option life	2.9 years	2.2 years	1.5 years

The fair value of each grant awarded is estimated using a Monte-Carlo simulation model based on the assumptions noted in the table below because Black-Scholes model cannot be used in this case as exercisable number of stock grants changes when market price changes. Expected volatility is based on the historical volatility of the Company’s stock. The expected term represents the period of time that grants’ requisite period would end. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company’s historical dividend payout ratio. The assumptions that were used for the valuation of each stock grant for the years ended December 31, 2008, and 2009 are as follows:

For Options Granted During	2008	2009

Expected annual dividend yield	3.03%	2.79%
Expected volatility	59.02%	54.29%
Risk-free interest rate	3.31%	3.56%
Expected option life	1.7 years	1.1 years

The following table summarizes the information about stock options outstanding as of December 31, 2009:

	Options Outstanding
		Weighted			Options Exercisable
		Average	Weighted			Weighted
	Number	Remaining	Average	Intrinsic	Number	Average	Intrinsic
Exercise Price	of Stock	Contractual	Exercise Price	Value	of Stock	Exercise Price	Value
(Won)	Options(1)	Life(2)	(Won)	(Mil Won)	Options	(Won)	(Mil Won)

57,100	216,773	0.2	57,100	672	216,773	57,100	672
58,800	23,899	0.6	58,800	33	23,899	58,800	33
42,200	3,351	1.2	42,200	60	3,351	42,200	60
43,800	26,712	1.2	43,800	438	26,712	43,800	438
58,600	10,000	1.2	58,600	16	10,000	58,600	16
35,500	67,993	1.2	35,500	1,679	67,993	35,500	1,679
40,500	5,091	1.7	40,500	100	5,091	40,500	100
46,100	54,250	2.1	46,100	765	54,250	46,100	765
48,500	10,000	2.2	48,500	117	10,000	48,500	117
48,800	10,000	2.2	48,800	114	10,000	48,800	114
50,600	610,000	2.8	50,600	5,856	610,000	50,600	5,856
46,800	480,714	3.2	46,800	6,442	480,714	46,800	6,442
61,000	10,182	3.2	61,000	—	10,182	61,000	—
60,300	5,077	3.2	60,300	—	5,077	60,300	—
63,800	10,031	3.2	63,800	—	10,031	63,800	—
63,600	10,072	3.2	63,600	—	10,072	63,600	—
51,600	90,000	3.2	51,600	774	90,000	51,600	774
45,700	8,827	3.3	45,700	128	8,827	45,700	128
49,200	29,441	3.6	49,200	324	29,441	49,200	324
53,000	7,212	3.7	53,000	52	7,212	53,000	52
85,100	5,000	4.2	85,100	—	5,000	85,100	—
75,200	444,237	4.2	75,200	—	444,237	75,200	—
81,900	21,459	4.2	81,900	—	21,459	81,900	—
77,900	59,750	4.2	77,900	—	59,750	77,900	—
80,000	27,878	4.2	80,000	—	27,878	80,000	—
77,800	29,770	4.2	77,800	—	29,770	77,800	—
80,300	163,557	4.2	80,300	—	163,557	80,300	—
81,900	25,613	4.3	81,900	—	25,613	81,900	—
76,600	18,987	4.8	76,600	—	18,987	76,600	—
77,100	696,674	5.1	77,100	4,426	134,137	77,100	1,983
84,500	15,246	5.2	84,500	196	15,246	84,500	196
71,538	22,146	1.2	71,538	—	22,146	71,538	—
129,100	9,990	1.2	129,100	—	9,990	129,100	—

	3,229,932				2,667,395

(1)	Number of stock options vested and expected to vest were 3,109,490.

(2)	Contractual life indicates the sum of service (vesting) period and exercise period.

The following table summarizes the information about stock grants outstanding as of December 31, 2009:

		Weighted
		Average
		Remaining	Intrinsic
	Number of Stock	Contractual	Value
Grant Date	Grants(1)	Life(2)	(Mil Won)

2008-03-28	89,704	0.28	5,400
2008-06-23	3,547	0.48	214
2008-09-11	9,553	0.70	575
2008-09-20	4,801	0.72	289
2008-10-18	7,630	1.80	459
2008-09-29	41,360	1.69	2,490
2009-07-30	20,002	1.26	1,204
2009-08-24	3,370	2.00	203
2009-09-22	21,408	0.84	1,289
2009-09-28	102,223	1.02	6,154
2009-11-18	9,041	1.36	544

	312,639

(1)	Number of stock grants vested and expected to vest were 201,718.

(2)	Contractual life indicates the sum of service (vesting) period.

The total intrinsic values of stock options and stock grants exercised for the years ended December 31, 2008 and 2009 were ~~W~~1,059 million and ~~W~~1,650 million, respectively. The total amount of cash received from the exercise of share options for the years ended December 31, 2008 and 2009 was nil.

Fair Value Measurement	12 Months Ended
Dec. 31, 2009
Fair Value Measurement [Abstract]
Fair Value Measurement

29.	Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC 820(SFAS No. 157) which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines the fair value of its financial instruments that are recognized or disclosed at fair value in the financial statements on a recurring basis in accordance with ASC 820(SFAS No. 157). The Company adopted the provisions of this statement on January 1, 2009 related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis.

The fair value hierarchy established in ASC 820(SFAS No. 157) requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. As such, even when market assumptions are not readily available, the Company’s own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date.

The fair value for certain financial instruments is derived using pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in measuring fair value of the Company’s financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with ASC 820(SFAS No. 157), the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability.

As a result of the adoption of ASC 820(SFAS No. 157), the Company has made some amendments to the techniques used in measuring the fair value of derivatives and other positions. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Company’s own credit risk on derivatives and other liabilities measured at fair value.

In accordance with ASC 820(SFAS No. 157), the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when developing fair value measurements. When market prices are available, the Company uses quoted market prices to measure fair value. If market prices are not available, fair value measurements are based upon models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, prepayment speeds, option volatilities and currency rates. Most of financial instruments use either of the foregoing methodologies, collectively Level 1 and Level 2 measurements, to determine fair value recorded in the Company’s financial statements. However, in circumstances where market prices are limited or unavailable, valuations may require significant management judgments or adjustments that utilize significant unobservable inputs, to determine fair value. In these cases, the financial instruments are classified as Level 3.

The following are descriptions of valuation methodologies used by the Company to measure various financial instruments at fair value.

Trading and available-for-sale securities and securities sold short, not yet purchased:  The fair values of the securities included in trading assets and available-for-sale securities included in investments and securities in short position included in trading liabilities are recognized in the consolidated balance sheets based on quoted market prices, where available. For the securities traded in the over-the-counter market, the Company generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading securities and available-for-sale securities recorded by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2, except in cases where such quoted prices include unobservable inputs (i.e., estimates of cash flows, correlations among factors, recovery rates etc.) to the models, in which case such financial instruments are classified as Level 3. The Company validates prices received from pricing services or brokers using a variety of methods, including, but not limited to, comparison to secondary pricing services, corroboration of pricing by reference to other independent market data such as secondary broker quotes and relevant benchmark indices, and review of pricing by the Company’s personnel familiar with market liquidity and other market-related conditions. The Company has internal price verification procedures and reviews fair value methodology documentation provided by independent pricing services.

Other investments in venture capital activities:  Other investments include venture capital securities. The Company carries venture capital investments traded publically at fair value based on quoted market prices. If significant inputs such as estimates of cash flows, yield curves and credit spreads to the fair value measurement for these securities are unobservable in the market due to limited activity, those securities are classified as Level 3.

Derivatives assets and liabilities:  The majority of derivatives entered into by the Company are traded in over-the-counter markets and no quoted market prices exist for such instruments. The fair values of those derivatives are determined using internal valuation models that require the use of multiple market inputs including interest rate, prices and indices to generate continuous yield or pricing curves and volatility factors, which are used to value the position. The derivatives are placed as either Level 2 or Level 3 depending on the observability of significant inputs to the applicable model. Most of forwards, swaps and options are valued using internally developed models that use as their basis readily observable market parameters. However, some of the forwards, swaps and options are valued using unobservable inputs such as correlations and historical volatilities. Futures are exchange-traded derivatives classified as Level 1. Credit default swaps are valued based on models with significant unobservable market parameters and normally traded less actively, and are classified as Level 3.

Valuation Adjustments

Counterparty credit risk adjustments are applied to derivative assets, such as over-the-counter derivative instruments, when the market inputs used in valuation model may not be indicative of the creditworthiness of the counterparty. Few of the Company’s derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment is based on market-based measures of credit risk to the extent available. The adjustment also takes into account contractual factors designed to reduce the Company’s credit exposure to each counterparty.

Debt valuation adjustments are applied to reflect the Company’s own credit risk when measuring derivative liabilities at fair value in accordance with the requirements of ASC 820(SFAS No. 157). The methodology to determine the adjustment is consistent with counterparty credit risk adjustment and incorporates the Company’s credit spread as observed through the credit default swap market.

Items measured at fair value on a recurring basis

As of December 31, 2009, 10.46% and 1.89% of the Company’s total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)

Assets measured at fair value
Trading assets
Trading securities	2,284,545	2,175,697	—	4,460,242
Foreign exchange spot contracts	—	2,878	—	2,878
Derivatives	79	3,177,419	80,937	3,258,435
Investments
Available-for-sale securities	10,060,086	8,649,829	877	18,710,792
Debt securities	8,926,968	8,648,320	877	17,576,165
Korea treasury and government agencies	6,243,284	1,648,318	—	7,891,602
Corporate	—	1,281,470	47	1,281,517
Financial institutions	2,683,684	3,721,079	—	6,404,763
Asset- backed securities	—	1,997,453	830	1,998,283
Marketable equity securities	1,133,118	1,509	—	1,134,627
Other investments	2,767	—	76,461	79,228
Other assets-hedging derivatives	—	47,787	283	48,070
Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,347,668	—	—	1,347,668
Foreign exchange spot contracts	—	2,812	—	2,812
Derivatives	398	2,588,027	307,199	2,895,624
Other liabilities-hedging derivatives	—	173,013	36,916	209,929

As of December 31, 2008, 10.86% and 3.38% of the Company’s total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2008.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)

Assets measured at fair value
Trading assets
Trading securities	2,643,678	2,607,395	—	5,251,073
Foreign exchange spot contracts	—	2,908	—	2,908
Derivatives	8	7,528,268	312,900	7,841,176
Investments
Available-for-sale securities	7,164,872	7,637,495	3,708	14,806,075
Debt securities	6,763,242	7,635,631	3,708	14,402,581
Korea treasury and government agencies	5,017,706	1,960,921	—	6,978,627
Corporate	—	1,117,453	46	1,117,499
Financial institutions	1,745,536	4,414,660	—	6,160,196
Asset-backed securities	—	142,597	3,662	146,259
Marketable equity securities	401,630	1,864	—	403,494
Other investment	887	—	87,015	87,902
Other assets-hedging derivatives	—	73,314	—	73,314
Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	326,675	—	—	326,675
Foreign exchange spot contracts	—	3,273	—	3,273
Derivatives	16	7,194,234	666,883	7,861,133
Other liabilities-hedging derivatives	—	1,850	—	1,850

Changes in Level 3 items measured at fair value on a recurring basis

In circumstances where market prices are limited or unavailable, valuations may require significant unobservable inputs to determine fair value. In these cases, the securities are classified as Level 3. Instruments measured at fair value categorized as Level 3 represented 0.6% and 7.72% as of December 31, 2009 and 1.44% and 8.14% as of December 31, 2008 of the Company’s total recurring assets and total recurring liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the realized and unrealized gains and losses for assets and liabilities within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable and unobservable inputs.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009:

		Total Realized/Unrealized			Transfers	Purchases,		Unrealized
	December 31,	Gains (Losses) Recorded in			into/out of	Issuances and	December 31,	Gains (Losses)
	2008	Trading Revenues	Others		Level 3(2)	Settlements	2009	Still Held(3)
	(In millions of Korean won)

Investments Available-for-sale securities	3,708	—	(1,926	)(1)	—	(905)	877	47
Other investments	87,015	—	(4,529	)(1)	(2,375)	(3,650)	76,461	(5,576)
Derivatives, net(4)	(353,983)	24,204	—		(87,013)	153,897	(262,895)	80,851

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)	Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.

(4)	Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of ~~W~~2,831 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings and disposals.

The changes in the Level 3 net derivative liabilities of ~~W~~91,088 million were due to:

(i) The Company transferred ~~W~~87,013 million of net derivatives liabilities from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2009. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii) The Company recognized realized and unrealized gains of ~~W~~24,204 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2009.

The decrease in Level 3 investment of ~~W~~13,385 million was mainly due to the net loss of ~~W~~6,455 million which was recorded in current earnings, a decrease of ~~W~~4,555 million from net purchases, issuances and settlements, and a ~~W~~2,375 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

				Transfers	Purchases,		Unrealized
	January 1,	Total Realized/Unrealized Gains(losses) Recorded in		into/out of	Issuances and	December 31,	Gains (Losses)
	2008	Trading Revenues	Others(1)	Level 3(2)	Settlements	2008	Still Held(3)
	(In millions of Korean won)

Investments Available-for-sale securities	11,705	—	(7,997)	—	—	3,708	46
Other investments	94,921	—	1,782	(552)	(9,136)	87,015	(3,101)
Derivatives, net(4)	(98,404)	255,087	—	3,443	(514,109)	(353,983)	257,834

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)	Represents the amount of total gains or losses for the year ended December 31, 2008, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2008.

(4)	Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2008 are as follows:

A net decrease in available-for-sale securities of ~~W~~7,997 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings.

The changes in the Level 3 net derivative liabilities of ~~W~~255,579 million were due to:

(i) The Company transferred ~~W~~3,443 million of net derivatives liabilities from the Level 2 into the Level 3 category in the fair-value hierarchy during the year ended December 31, 2008. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii) The Company recognized realized and unrealized gains of ~~W~~255,087 million , relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2008.

The decrease in Level 3 investment of ~~W~~15,903 million was mainly due to the net loss of ~~W~~6,215 million which was recorded in current earnings, a decrease of ~~W~~9,136 million from net purchases, issuances and settlements, and a ~~W~~552 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820(SFAS No. 157) fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Level 1	Level 2	Level 3
	(In millions of Korean won)

Investments	—	—	1,515
Loans(1)	—	—	638,165
Premises and equipment	—	3,576	—

(1)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 (SFAS No. 157) fair-value hierarchy as of December 31, 2008, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2008.

	Level 1	Level 2	Level 3
	(In millions of Korean won)

Investments	—	—	668,458
Loans(1)	—	—	784,323

(1)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Fair Value Disclosure

SFAS No. 107 , Disclosures about Fair Value of Financial Instruments (ASC 825-10-50), requires the disclosure of the estimated fair value of financial instruments, for which it is practicable to estimate fair value with certain financial instruments excluded. The following disclosure of the estimated fair value of financial instruments and the methods and assumptions used by the Company, by type of financial instrument, in estimating fair value, except for trading assets and trading liabilities disclosed above pursuant to ASC 820 (SFAS No. 157), is made by the Company in accordance with ASC 820(SFAS No. 157). In estimating fair values, different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

Assets and liabilities for which fair value approximates carrying value:  The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, securities purchased under resale agreements, due from customers on acceptances, accrued interest and dividends receivable, accrued interest payable, security deposits, loan held-for-sale, noninterest-bearing deposits, call money and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible credit losses.

Interest-bearing deposits in other banks:  The fair values of fixed interest-bearing deposits are estimated by discounting cash flows based on current rates for similar types of deposits. The fair values of variable rate interest-bearing deposits are considered to approximate their carrying values.

Held-to-maturity securities:  Fair values of held-to-maturity securities are based on market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, discounted cash flows, counterparty quotes or external valuations performed by qualified independent evaluators.

Other investments:  Other investments include venture capital securities, non-marketable or restricted equity securities and equity method investments, which are included in “Investments” in the Company’s consolidated balance sheets. The carrying values of the non-marketable equity securities and equity method investments approximate fair value.

Loans receivable:  Loans receivable are reported net of specific and general provisions for impairment. The fair value of fixed rate loans is estimated by discounting contractual cash flows based on current rates at which similar loans would be made to borrowers for the same maturities. The fair values of variable rate loans that reprice frequently with no significant changes in credit risk are considered to approximate their carrying values in the consolidated balance sheets.

Interest-bearing deposits:  The fair values of variable rate interest bearing deposits approximate their carrying values in the consolidated balance sheets. Fair values for fixed-rate interest bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits with similar maturities.

Other borrowed funds:  The aggregate fair value for other borrowed fund is based on quoted market prices, where available. For other borrowed fund where quoted market prices are not available, a discounted cash flow model is used based on the current rates for debt with similar maturities.

Secured borrowings:  The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow calculation that applies interests currently being offered for securities sold under agreements to repurchase with similar maturities. The fair values for beneficial interests issued by the SPEs are estimated using quoted market price.

Long-term debt:  The aggregate fair value for long-term debt is based on quoted market prices, where available. For long-term debt where quoted market prices are not available, a discounted cash flow model is used based on the current rates for the Company’s debt with similar maturities.

Off-balance sheet instruments:  Fair value for off-balance-sheet instruments are based on an estimate of the difference between fees currently charged to enter into similar agreements and fees paid to reduce or eliminate exposure to those agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.

The estimated fair values of the Company’s financial instruments as of December 31, 2008 and 2009 were as follows:

	2008		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In millions of Korean won)

Financial assets:
Cash and cash equivalents	3,073,410	3,073,410	2,695,569	2,695,569
Restricted cash	4,793,948	4,793,948	6,050,241	6,050,241
Interest-bearing deposits in other banks	234,534	234,534	466,890	466,890
Call loans and securities purchased under resale agreements	1,407,474	1,407,474	2,036,142	2,036,142
Investments	29,209,460	30,008,984	33,245,391	34,020,413
Loans, net	197,066,505	196,448,330	193,454,326	192,767,714
Due from customers on acceptance	2,062,618	2,062,618	1,895,444	1,895,444
Accrued interest and dividends receivable	1,123,833	1,123,833	1,029,257	1,029,257
Security deposits	1,427,624	1,427,624	1,405,638	1,405,638
Other assets-loans held for sale	293,384	293,384	201,275	201,275
Other assets- off-balance sheet instruments	35,110	35,110	29,808	29,808
Financial liabilities:
Interest-bearing deposits	155,263,206	155,299,191	166,078,921	166,113,912
Non-interest-bearing deposits	3,438,269	3,438,269	3,104,147	3,104,147
Call money	3,443,811	3,443,811	1,364,516	1,364,516
Acceptances outstanding	2,062,618	2,062,618	1,895,444	1,895,444
Accrued interest payable	4,961,602	4,961,602	3,819,342	3,819,342
Other borrowed funds	10,526,916	10,548,662	8,176,286	8,175,635
Secured borrowings	5,879,653	5,881,243	4,669,728	4,883,609
Long-term debt	45,147,962	45,991,245	39,569,909	40,441,451
Other liabilities-off-balance sheet instruments	35,110	35,110	29,808	29,808

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2009
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

30.	Derivative Instruments and Hedging Activities

The Company applied fair value hedge accounting for derivative transactions which qualified for hedge accounting. Fair values of derivatives not qualifying for hedge accounting are reflected in “Trading assets” or “Trading liabilities” and any changes in fair values related to these derivatives transactions are reflected in “Net Trading Revenue”. The fair values of derivatives qualifying for hedge accounting are included in “Other assets” or “Other liabilities” and the earnings impact of these fair value hedges and the change in fair value attributable to the risk being hedged for the hedged item are included in “Other non-interest income” or “Other non-interest expenses.”

Through December 31, 2006, the Company’s hedge accounting was applied exclusively to those interest rate swap transactions that qualified for the short-cut method of hedge accounting. In 2007, in respect of new qualifying hedge relationships, the Company began using standard statistical methods of regression analysis to perform an ongoing prospective and retrospective assessment of the effectiveness of the hedging relationships involving interest rate swaps (i.e., the Company applied the “long-haul” method of hedge accounting) while, at the same time, continuing to use the short-cut method for qualifying hedge relationships existing as of January 1, 2007.

In the normal course of business, the Company enters into derivatives and foreign exchange contracts to manage the risk exposures of its customers. The Company also uses derivative instruments in reducing risk exposures relating to fluctuations in its own trading accounts, and assets and liabilities in response to interest rate and foreign exchange risks.

The Company uses interest rate derivatives principally to manage exposure to fluctuations in fair value in response to interest rate risk. Pay-fixed receive-variable interest rate swaps are used to convert fixed rate assets, principally debt securities, into synthetic variable rate instruments. Receive-fixed pay-variable interest rate swaps are used to convert fixed rate funding sources, principally fixed rate debt, into synthetic variable rate funding instruments. Cross-currency interest rate swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. Cross-currency swaps are used by the Company to convert asset and funding denominated from one currency into another currency.

Derivative instruments may expose the Company to market risk or credit risk in excess of the amounts recorded on the balance sheets. Market risk arises due to market price, interest rate and foreign exchange rate fluctuations that may result in a decrease in the market value of a financial instrument and/or an increase in its funding cost. Exposure to market risk is managed through position limits and other controls and by entering into hedging transactions. Credit risk is the possibility that loss may occur from counterparty failure to perform according to the terms of the contract and if the value of collateral held, if any, was not adequate to cover such losses. Credit risk is controlled through credit approvals, limits and monitoring procedures based on the same credit policies used for on-balance-sheet instruments. Generally, collateral or other security is not required. The amount of collateral obtained, if any, is based on the nature of the financial instrument and management’s credit evaluation of each counterparty.

The following table presents the notional amounts of the Company’s derivative instruments as of December 31, 2009.

	Hedging Instruments	Other Derivative Instruments
	Under ASC 815	Trading	Management
	(SFAS No. 133)	Derivatives	Hedges	Total
	(In millions of Korean won)

Foreign exchange spot contracts	—	2,451,179	—	2,451,179
Foreign exchange derivatives:
Currency futures	—	1,552,324	—	1,552,324
Currency forwards	—	35,506,815	—	35,506,815
Currency swaps	1,167,600	18,800,976	—	19,968,576
Currency options purchased	—	1,479,661	—	1,479,661
Currency options sold	—	1,784,605	—	1,784,605
Interest rate derivatives:
Interest rate futures	—	3,770,071	—	3,770,071
Interest rate swaps	2,363,590	90,068,589	—	92,432,179
Interest rate options purchased	—	4,700,000	—	4,700,000
Interest rate options sold	—	3,453,481	—	3,453,481
Equity derivatives:
Stock futures	—	75,043	—	75,043
Stock options purchased	—	3,607,076	21,574	3,628,650
Stock options sold	—	1,892,687	21,574	1,914,261
Stock swaps	—	154,197	17,203	171,400
Credit derivatives:
Protection sold	—	200,000	—	200,000
Commodity and other derivatives:
Forwards	—	—	41,727	41,727
Others	190,000	121,851	60,000	371,851

Total derivative notionals	3,721,190	169,618,555	162,078	173,501,823

The following table presents the derivative assets and liabilities included in the Company’s consolidated balance sheets as December 31, 2009.

	Derivatives Assets			Derivatives liabilities
		Qualifying			Qualifying
	Trading	Accounting		Trading	Accounting
	Derivatives	Hedge	Total	Derivatives	Hedge	Total
	(In millions of Korean won)

Foreign exchange spot contracts	2,878	—	2,878	2,812	—	2,812
Foreign exchange derivatives	2,592,510	—	2,592,510	1,751,492	166,817	1,918,309
Interest rate derivatives	573,309	48,070	621,379	814,637	8,692	823,329
Equity derivatives	86,267	—	86,267	321,803	—	321,803
Credit derivatives	2,118	—	2,118	—	—	—
Commodity derivatives	2,410	—	2,410	2,386	—	2,386
Other derivatives	1,821	—	1,821	5,306	34,420	39,726

Total derivatives assets/liabilities	3,261,313	48,070	3,309,383	2,898,436	209,929	3,108,365

The following table presents the trading gains(losses) in the Company’s consolidated income statements for the year ended December 31, 2009.

Trading Gains (Losses)(1)
(In millions of
Korean won)

Foreign exchange spot contracts	98,101
Foreign exchange derivatives	269,934
Interest rate derivatives	(206,435)
Equity derivatives	6,738
Credit derivatives	16,000
Commodity derivatives	(490)
Other derivative	(2,930)

Total	180,918

(1)	Amounts are recorded in net trading revenue.

The following table presents certain information related to the Company’s derivatives designated as fair value hedges for the years ended December 31, 2008 and 2009.

	2008			2009
		Hedged	Hedge		Hedged	Hedge
	Derivatives(1)	Items(1)	Ineffectiveness	Derivatives(1)	Items(1)	Ineffectiveness
	(In millions of Korean won)

Foreign exchange derivatives	—	—	—	(165,271)	106,655	(58,616)
Interest rate derivatives	51,251	(78,424)	(27,173)	(62,411)	68,813	6,402
Other derivatives	—	—	—	(33,203)	39,497	6,294

Total	51,251	(78,424)	(27,173)	(260,885)	214,965	(45,920)

(1)	Amounts are recorded in other non-interest income(expense).

Credit Derivatives

The Company enters into credit derivatives primarily to facilitate client transactions. Credit derivatives derive value based on an underlying third party-referenced obligation and generally require the Company as the seller of credit protection to make payments to a buyer upon the occurrence of predefined credit events. Such credit events generally include bankruptcy of the referenced entity, debt restructuring and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Company may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount . As of December 31, 2009, all credit derivatives include only credit default swaps (“CDS”), in which the Company is the protection seller. Based on the credit quality of the underlying reference entities, all investments have been classified as investment grade and their expiration at December 31, 2009 and 2008 are summarized as follows.

2008

	Maximum
	Payout/	Less Than		Fair Value
	Notional	1 Year	1 to 3 Years	Liability
	(In millions of Korean won)

Credit default swaps(1)	454,500	2,017	7,472	9,489

2009

	Maximum
	Payout/	Less Than		Fair Value
	Notional	1 Year	1 to 3 Years	Asset
	(In millions of Korean won)

Credit default swaps(1)	200,000	—	2,118	2,118

(1)	The Company considers ratings of BBB- or higher to meet the definition of investment grade.

The maximum potential amount of future payments under CDS contracts presented in the table above is based on the notional value of the derivatives. The Company believes that the maximum potential amount of future payments for credit protection sold is not representative of the actual loss exposure based on historical experience. This maximum potential amount has not been reduced by the Company’s rights to the underlying assets and the related cash flows. In accordance with most CDS contracts, should a credit event (or settlement trigger) occur, the Company is usually liable for the difference between the protection sold and the recourse it holds in the value of the underlying assets. Thus, if the reference entity defaults, the Company will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection sold to the buyer. As of December 31, 2009, the Company has not purchased protection against the credit protection sold to offset derivative contract positions.

Credit-Risk-Related Contingent Features in Derivatives

Certain derivative instruments contain provisions that require the Company to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit-risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Company and its affiliates. The fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of December 31, 2009 is ~~W~~1,590,026 million. The Company has posted ~~W~~257,852 million as collateral for this exposure in the normal course of business as of December 31, 2009. Each downgrade would trigger additional collateral requirements for the Company and its affiliates. In the event that each legal entity was downgraded a single notch as of December 31, 2009, the Company would be required to post additional collateral of ~~W~~173,559 million.

Counterparty Credit Risk

By using derivatives, the Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform its obligation, the Company’s counterparty credit risk is equal to the amount of derivative assets balance net of derivative liabilities and the related collateral, with the same counterparty subject to master netting arrangements under the guidance covering the offsetting of amounts related to certain contracts. As of December 31, 2009, the Company’s exposure to counterparty credit risk amounted to ~~W~~1,453,925 million, which is composed of ~~W~~93,797 million related to foreign financial institutions, ~~W~~5,990 million related to foreign non-financial institutions, ~~W~~47,628 million related to domestic financial institutions and ~~W~~1,306,510 million related to domestic non-financial institutions. The amount of collateral netted against derivative assets was ~~W~~76,690 million, as of December 31, 2009. The Company minimizes counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2009
Commitments and Contingencies [Abstract]
Commitments and Contingencies

31.	Commitments and Contingencies

Legal proceedings

The Company is a party to certain legal actions arising in the normal course of its operations. Other than the legal proceedings discussed below, management believes that these actions are without merit and that the ultimate liability, if any, will not materially affect the Company’s financial position, liquidity or results of operations.

a) In February 2006, the Korean government indicted the former team head of the Company’s lottery department and several other individuals in connection with excessive fees paid to a subcontractor by the government. The subcontractor, Korea Lottery Service Inc., was hired by the Company with the Korean government’s approval in connection with the Company’s lottery operations, and fees paid to such subcontractor were deducted prior to transferring any profit received by the Company to the government. In December 2007, the Seoul Central District Court found the former team head of the Company’s lottery department guilty but ruled in favor of the other defendants. Both the former team head of the Company’s lottery department and the prosecutor’s office appealed the case to the Seoul High Court. In January 2009, the Seoul High Court ruled in favor of the former team head of the Company’s lottery department. In February 2009, the prosecutor’s office appealed the case to the Supreme Court of Korea, which dismissed the appeal.

In August 2006, the government filed a lawsuit seeking the return of ~~W~~321 billion of excessive fees relating to the lottery operations against the Company, Ernst & Young Han Young, Korea Lottery Service Inc. and the Company’s and their relevant employees. In April 2009, the Seoul Central District Court dismissed the government’s claim. In May 2009, the government appealed the case to the Seoul High Court, where it is currently pending.

In April 2004, the Lottery Commission of the Korean government revised the fee rate for fees payable to Korea Lottery Service Inc. by reducing it from 9.523% to 3.144%. Korea Lottery Service Inc. filed a lawsuit with the Seoul Central District Court claiming that such reduction by the Lottery Commission was invalid and demanding the payment of approximately ~~W~~20 billion of unpaid fees by the Company, which is the difference between the fees payable by the Company under the previous rate and the revised rate in respect of fees incurred in May 2004. In December 2006, the Seoul Central District Court ruled in favor of Korea Lottery Service Inc., and the Company appealed to the Seoul High Court in January 2007. In May 2008, the Seoul High Court ruled in favor of Korea Lottery Service Inc. in part but reduced the amount of damages to ~~W~~4.5 billion. In June 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Supreme Court of Korea, where it is currently pending.

In addition, in January 2007, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of ~~W~~446 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from June 2004 to December 2006. In July 2008, the Seoul Central District Court ruled in favor of the Company in part and reduced the amount of damages to ~~W~~123 billion. In August 2008, both the Company and Korea Lottery Service Inc. appealed the case to the Seoul High Court, where it is currently pending.

Furthermore, in June 2008, Korea Lottery Service Inc. filed another lawsuit with the Seoul Central District Court seeking payment of unpaid fees in the aggregate amount of ~~W~~134 billion, which is the difference between the fees payable by the Company under the previous rate and the revised rate, for fees incurred from January 2007 to December 1, 2007. The case is currently pending.

b) In September 2006, the Korea Fair Trade Commission ordered the Company to cease, the following practices and assessed an administrative fine against the Company in the aggregate amount of ~~W~~6.4 billion :

•	not reducing the interest rates on certain of its adjustable-rate home equity loans in prior years despite a decline in market interest rates;

•	collecting unauthorized early repayment commissions from its customers in connection with certain of its housing loans; and

•	paying KB Asset Management a management fee higher than that of other asset management companies with respect to certain money market fund products.

In November 2006, the Company paid the full amount of such ~~W~~6.4 billion fine, after filing a lawsuit with the Seoul High Court in October 2006 to revoke the order. In January 2008, the Seoul High Court ruled in favor of the Korea Fair Trade Commission regarding the orders with respect to the first and third practices described above, and in favor of the Company regarding the order with respect to the second practice described above. Furthermore, the Seoul High Court ruled that the administrative fine imposed in connection with the first practice described above was excessive and ordered a reassessment. The Company and the Korea Fair Trade Commission both appealed the ruling to the Supreme Court, which ruled in favor of the Korea Fair Trade Commission regarding the orders with respect to the three practices described above but upheld the Seoul High Court’s ruling that the administrative fine imposed in connection with the first practice described above was excessive.

Furthermore, in September 2006, the Korea Fair Trade Commission announced that it would issue a formal warning to the Company for:

•	canceling accumulated bonus points given to its credit card holders whose card transactions were suspended for more than a year; and

•	not giving certain bonus points to its credit card holders who were in default on their payments.

However, the Company has not received any formal warning from the Korea Fair Trade Commission on this matter to date.

In addition, in May 2006 the Korea Fair Trade Commission commenced an investigation into whether various domestic banks (including the Company) engaged in collusive or anti-competitive activity in connection with various commission fees. As a result of such investigation, in March 2008, the Korea Fair Trade Commission took the following actions:

•	The Korea Fair Trade Commission ordered seven credit card issuers (including the Company) to stop certain allegedly collusive practices in reducing draft capture fees payable to value-added network companies and to pay administrative fines in an aggregate amount of ~~W~~1.1 billion. The Company submitted an objection notice to the Korea Fair Trade Commission in connection with such determination, and the Korea Fair Trade Commission dismissed the Company’s objection in June 2008. In August 2008, the Company appealed the Korea Fair Trade Commission’s decision to the Seoul High Court, which dismissed the appeal. In July 2009, the Company appealed the case to the Supreme Court of Korea, which dismissed the appeal; and

•	The Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in charging certain new fees in connection with export bills of exchange and banker’s usance letters of credit and to pay administrative fines in the amount of ~~W~~257 million and ~~W~~439 million, respectively, for such activities. In June 2008, the Company appealed the Korea Fair Trade Commission’s decisions to the Seoul High Court. In February 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company’s alleged price-fixing practices in charging certain new fees in connection with banker’s usance letters of credit. In April 2009, the Seoul High Court ruled in favor of the Korea Fair Trade Commission with respect to the Company’s alleged price-fixing practices in charging certain new fees in connection with export bills of exchange. The Company has appealed both cases to the Supreme Court of Korea, where they are currently pending.

Furthermore, in April 2008, the Korea Fair Trade Commission ordered the Company to stop alleged price-fixing practices in connection with direct deposit fees, and to pay administrative fines in the amount of ~~W~~537 million for such activities. In July 2008, the Company appealed the Korea Fair Trade Commission’s decision to the Seoul High Court, which dismissed the Company’s appeal in May 2009. In June 2009, the Company appealed this case to the Supreme Court of Korea, where it is currently pending.

c) During the first quarter of 2004, the National Tax Service of Korea completed a tax audit in respect of the Company for the fiscal years 1998, 1999, 2000 and 2001, as a result of which the Company was assessed ~~W~~124 billion (including residence tax) for tax deficiencies. The Company has paid the entire amount, but appealed the assessment to the National Tax Tribunal, which ruled in favor of the National Tax Service of Korea in part. In 2005 and 2006, the Company filed various administrative lawsuits appealing the judgment of the National Tax Tribunal. The Company previously had one lawsuit pending at the Supreme Court of Korea, which was decided in its favor in June 2009. The Company previously had two additional lawsuits on this matter pending at the Supreme Court of Korea, one of which was decided in its favor in January 2010 and the other in favor of the National Tax Service of Korea in March 2010.

d) During the first half of 2007, the National Tax Service of Korea completed a tax audit in respect of the Company for the fiscal years 2002, 2003, 2004 and 2005, as a result of which the Company was assessed ~~W~~190 billion (including residence tax) for tax deficiencies. In addition, during the second half of 2007, the National Tax Service of Korea assessed additional income taxes for prior years amounting to ~~W~~292 billion (including residence tax) for tax deficiencies. The Company paid the entire amount of such additional assessments in 2007, but filed an appeal with the National Tax Tribunal with respect to tax assessments made in 2007 amounting to ~~W~~482 billion (including residence tax), and the Company recorded ~~W~~481 billion of such income taxes paid as “Other Assets” in the Company’s consolidated financial statements as of December 31, 2007 and 2008, which was reduced to ~~W~~401 billion as of December 31, 2009.

e) In June 2008, the Ministry of Land, Transport and Maritime Affairs of the Korean government filed a suit against the Company in the Seoul Central District Court to recover ~~W~~ 116 billion of ATM transaction fees that were allegedly overcharged by the Company during the period from February 2003 to December 2006, by applying the higher bank teller transaction fees to ATM transactions. In January 2009, the Seoul Central District Court ruled in favor of the Company, and the Ministry of Land, Transport and Maritime Affairs appealed the case to the Seoul High Court, which dismissed the appeal. In September 2009, the Ministry of Land, Transport and Maritime Affairs appealed the case to the Supreme Court of Korea, which dismissed the appeal.

f) Since November 2008, certain customers of the Company have filed lawsuits against it in connection with its sales of foreign currency derivatives products known as “KIKO” (which stands for “knock-in knock-out”), which are intended to operate as hedging instruments against fluctuations in the exchange rate between the Won and the U.S. dollar. Due to the significant depreciation of the Won against the U.S. dollar in 2008 and 2009, customers who have purchased KIKO products from the Company are required to make large payments to it. Six companies have filed lawsuits against the Company alleging that the contracts under which the relevant KIKO products were sold should be invalidated and that the Company should return payments received thereunder. The aggregate amount of such claims, as of May 4, 2010, was approximately ~~W~~19 billion and may increase in the event of future depreciation of the Won against U.S. dollar. Additional lawsuits, as well as motions for preliminary injunctions, may be filed against the Company with respect to KIKO products, and the final outcome of such litigation remains uncertain.

g) Since November 2008, 392 of the Company’s customers have filed 11 lawsuits against it in connection with its sales of offshore funds and currency future contracts, claiming damages of ~~W~~5,670 million. The customers allege that the losses were caused by the Company’s negligence in inadequately explaining the risks of such investment to its customers and in structuring funds with inappropriate currency future hedging features. Four of the lawsuits were dismissed and not appealed. One of the lawsuits was dismissed by the Seoul Central District Court in July 2009 and the plaintiffs appealed to the Seoul High Court, where it is currently pending. Five of the remaining lawsuits are currently pending at the Seoul Central District Court and one lawsuit is pending at the Daegu District Court. Additional lawsuits may be filed against the Company with respect to its sales of such products, and the final outcome of such litigation remains uncertain.

Lease commitments

The Company entered into capital leases in 2008, while all leases entered into by the Company as lessee were operating leases until 2007. Total rental expenses for the years ended December 31, 2007, 2008 and 2009 were ~~W~~129,538 million, ~~W~~173,297 million, and ~~W~~183,716 million, respectively. Pursuant to the terms of lease agreements pertaining to premises and equipment in effect at December 31, 2009, future minimum rental payments under non-cancelable operating and capital lease terms are as follows:

	Operating	Capital
	Lease	Lease
	(In millions of
	Korean won)

2010	108,074	26,470
2011	57,414	183
2012	31,499	154
2013	9,714	210
2014	3,092	277
Thereafter	2,644	—

Total	212,437	27,294

In lieu of rent, certain lease agreements require the Company to advance a non-interest bearing refundable deposit to the landlord for the landlord’s use during the lease term. The amount of the advance is determined by the prevailing market rate and is recorded as a security deposit in the consolidated balance sheets.

Credit-related commitments

The Company is a party to credit related financial instruments with off-balance sheet risk in the normal course of business. The primary purpose of these instruments is to ensure that funds are available to customers as required. Guarantees, which represent irrevocable assurances that the Company will make payments in the event that a customer cannot meet its obligations to third parties, carry the same credit risk as loans. Cash requirements under guarantees are considerably less than those under commitments because the Company does not generally expect the third party to draw funds under the agreement.

Commercial letters of credit, which are written undertakings by the Company on behalf of a customer authorizing a third party to draw drafts on the Company up to a stipulated amount under specific terms and conditions, are collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk than a loan.

Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, guarantees or letters of credit. With respect to credit risk on commitments to extend credit, the Company is potentially exposed to loss in an amount equal to the total unused commitments.

For credit related financial instruments, the contractual amount of the financial instrument represents the maximum potential credit risk if the counterparty does not perform according to the terms of the contracts. A large majority of these commitments expire without being drawn upon. As a result, total contractual amounts are not representative of the Company’s actual future credit exposure or liquidity requirements for these commitments.

As of December 31, 2008 and 2009, the financial instruments whose contract amounts represent credit risk to the Company were as follows:

	Contract Amount
	2008	2009
	(In millions of Korean won)

Guarantees	6,561,490	6,225,712
Commercial letters of credit(1)	9,949,069	8,350,739
Unused lines of credit:
Commercial	25,895,687	28,560,694
Consumer(2)	54,778,970	55,048,603

(1)	The above contains advance payment refund guarantees and others which amount to ~~W~~3,127,334 million and ~~W~~2,678,712 million as of December 31, 2008 and 2009, respectively.

(2)	Of this amount, ~~W~~42,287,411 million and ~~W~~41,784,795 million as of December 2008 and 2009, respectively, relate to the unused credit card limits that may be cancelled by the Company at any time.

Fund contribution commitments

On December 17, 2008, the Company committed to contribute ~~W~~1,043,826 million to the Bond Market Stabilization Fund aimed at stabilizing the local debt market. As of December 31, 2009, the Company’s total contribution amounted to ~~W~~521,913 million.

Bad bank contribution commitment

On October 17, 2009, the Company committed to contribute ~~W~~175,000 million to the UAMCO. As of December 31, 2009, the Company’s total contribution amounted to ~~W~~162,750 million.

Pledged assets

The primary components of assets pledged as collateral for borrowings and other purposes as of December 31, 2008 and 2009 were as follows:

	2008	2009
	(In millions of Korean won)

Trading securities	1,055,706	1,309,212
Available-for-sale securities	3,303,349	1,189,954
Held-to-maturity securities	8,099,494	6,977,474
Other securities	258	278
Loans	835,727	4,956,728
Real estate	9,035	3,919
Cash	3,000	114,100

Total	13,306,569	14,551,665

Obligation under guarantees

The Company provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a wide variety of business transactions. The maximum potential amount of future payments represents the notional amounts that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Guarantee arrangements have been recorded on the Company’s consolidated balance sheet at their fair value at inception as “Other liabilities” with an offsetting entry in “Other assets”. As cash is received under such arrangements and applied to other assets, the liability recorded at inception is amortized into fees and commissions over the life of the contract. The table below summarizes all of the Company’s guarantees under FIN 45 (ASC 460) as of December 31, 2009.

				Maximum
				Potential Amount
				of Future Payment
	Expire Within	Expire After		or Notional
	One Year	One Year	Total	Amounts
	(In millions of Korean won)

Financial guarantees	293,038	303,150	596,188	596,188
Performance guarantees	3,682,165	1,947,359	5,629,524	5,629,524
Liquidity facilities to SPEs	469,513	1,105,857	1,575,370	1,575,370
Trust Fund Guarantees	506,323	2,362,189	2,868,512	2,868,512

Total	4,951,039	5,718,555	10,669,594	10,669,594

Financial guarantees are used in various transactions to enhance the credit standing of the Company’s customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Company will make payments in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations are principally composed of standby letters of credit and credit enhancement for debtors.

Performance guarantees are issued to guarantee customers’ tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contract terms. They are also issued to support the customers’ obligation to supply specified products, commodities, maintenance or other services to third parties.

As of December 31, 2008 and 2009, the carrying amount of the liabilities related to financial and performance guarantees amounted to ~~W~~32,525 million and ~~W~~19,433 million, respectively.

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines including commercial paper purchase agreements to SPEs for which the Company serves as the administrator. The SPEs are established by clients to have access to funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Company had commitments to provide liquidity to SPEs up to ~~W~~1,129 billion and ~~W~~1,575 billion as of December 31, 2008 and 2009, respectively. As of December 31, 2008 and 2009, the carrying amount of these liabilities amounted to ~~W~~2,585 million and ~~W~~10,375 million, respectively. Although the Company does not sell assets to these SPEs, it would be required to provide funding under the liquidity credit lines in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. Under the commercial paper purchase agreements, the Company is required to purchase commercial paper issued by the SPEs when enough funding is not available in the commercial paper market. The Company has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized.

In the normal course of the Company’s business, indemnification clauses are often included in standard contracts with an assessment that risk of loss is remote. In many cases, there are no stated or notional amounts included in the indemnification clauses and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. No amounts were reflected in the consolidated balance sheets as of December 31, 2008 and 2009 related to these indemnifications.

The Company evaluates the performance risk of its guarantees based on the assigned referenced counterparty internal or external ratings. Where external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company’s internal ratings are in line with the related external rating system. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not-rated” category. The maximum potential amount of the future payments related to guarantees is determined to be the notional amount of these contracts, which is the par amount of the assets guaranteed.

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2009.

	Investment	Non-Investment
	Grade	Grade	Not Rated	Total
	(In millions of Korean won)

Financial guarantees	446,867	149,321	—	596,188
Performance guarantees	3,395,785	2,231,415	2,324	5,629,524
Liquidity facilities to SPEs	1,220,606	354,764	—	1,575,370
Trust Fund Guarantees	—	—	2,868,512	2,868,512

Total	5,063,258	2,735,500	2,870,836	10,669,594

Concentrations of Geographic and Credit Risk	12 Months Ended
Dec. 31, 2009
Concentrations of Geographic and Credit Risk [Abstract]
Concentrations of Geographic and Credit Risk

32.	Concentrations of Geographic and Credit Risk

Geographic risk

Loans to borrowers based in Korea comprised 99% of the Company’s loan portfolio as of December 31, 2008 and 2009. Investments in debt and equity securities of Korean entities comprised 99% of the Company’s investment portfolio, including investments held by the Company’s venture capital subsidiaries, as of December 31, 2008 and 2009.

Credit risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions.

The Company regularly monitors various segments of its credit risk portfolio to assess potential concentration risks and to obtain collateral when deemed necessary. No entity was responsible for 10% or more of the Company’s total interest and dividend income for the years ended December 31, 2007, 2008 and 2009.

The table below indicates major products including exposures of on-balance sheet loans and off-balance sheet credit instruments (principally unused credit lines) as of December 31.

	2008			2009
	Total Credit	On-Balance	Off-Balance	Total Credit	On-Balance	Off-Balance
	Exposure	Sheet	Sheet	Exposure	Sheet	Sheet
	(In millions of Korean won)

Commercial and industrial loans	88,460,164	75,140,264	13,319,900	88,745,085	74,611,001	14,134,084
Construction loans	12,986,016	10,052,096	2,933,920	11,750,371	8,096,574	3,653,797
Other commercial loans	11,796,929	2,950,577	8,846,352	11,832,021	2,178,037	9,653,984
Mortgages and home equity loans	71,321,668	69,923,921	1,397,747	75,067,868	70,678,319	4,389,549
Credit card loans	53,809,964	11,522,553	42,287,411	53,153,116	11,368,321	41,784,795
Other consumer loans	38,685,584	27,592,649	11,092,935	35,822,547	26,949,582	8,872,965
Foreign loans	3,250,926	2,454,534	796,392	3,463,673	2,343,550	1,120,123

Total	280,311,251	199,636,594	80,674,657	279,834,681	196,225,384	83,609,297

Related Party Transactions	12 Months Ended
Dec. 31, 2009
Related Party Transactions [Abstract]
Related Party Transactions

33.	Related Party Transactions

A number of banking transactions are entered into with related parties in the normal course of business. These include loans, borrowings, acceptances outstanding and receivables. These transactions are carried out on commercial terms and conditions and at market rates, and are disclosed below.

Associates

The Company has business relationships with a number of companies in which the Company owns significant equity interests.

Directors with common relationship

It is common for the directors of the Company to have a relationship with other entities due to their positions at those entities. During this common relationship period, the Company considers such entities to be related parties of the Company.

Relationship in
Related Party	Financial Years	Remark

LG International Corp. (“LGInt.”)	Mar 2006 to Mar 2009	In March 2009, the director resigned from the Company
Aju Auto Rental (“Aju”)	Feb 2009 to Feb 2010	May 2009 onwards
Kolon I’Networks Corp. (“KolonINet”)	Mar 2006 to Mar 2010	In March 2010, the director resigned from the Company
SK Holdings Co., Ltd. (“SK”)	Mar 2008 onwards	Mar 2008 onwards
Ace Technologies Corp. (“AceTech”)	Sep 2008 to Mar 2009	In March 2010, the director resigned from the Company
Uclick Co., Ltd.(“Uclick”)	Mar 2008 to Feb 2010	In February 2010, the director resigned from the Company
Kolon Benit Co., Ltd. (“KolonBenit”)	Mar 2006 to Dec 2009	In March 2010, the director resigned from the Company

Loans to related parties

The table below summarizes the changes in the amount of loans to directors, director nominees and executive officers.

	2008	2009
	(In millions of Korean won)

Loans, January 1,	9,883	6,970
New loans	5,680	6,486
Repayments	8,593	1,211

Loans, December 31,	6,970	12,245

The outstanding balances as of December 31, 2007, 2008, and 2009 and the related expense and income for the years then ended with respect to related party transactions were as follows:

	2007
			Money					KB	ING
	Trusts(1)	DSME	Today	SK	HITE	LGInt	Uclick	Life	Life	Directors
	(In millions of Korean won)

Loans	—	—	217	150,000	20,000	36,103	652	—	—	9,883
Due from customers on acceptances	—	18,011	—	—	—	5,765	—	—	—	—
Receivables	12,334	—	—	—	—	—	—	—	—	—
Borrowings	1,411,089	—	—	—	—	—	—	—	—	—
Interest income on loans	—	—	—	8,295	1,079	1,200	35	5	—	565
Fees and commission income	113,246	110	—	92	—	24	—	43,452	8,814	—
Interest expense on borrowings	72,628	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	2,234	—	—	—

(1)	See Note 36

	2008
			Money				Ace	Kolon		Kolon	KB	ING
	Trusts(1)	DSME(4)	Today(4)	SK(4)	HITE(5)	LGInt(4)	Tech(4)	INet(2)	Uclick(3)	Benit(2)	Life	Life	Directors(6)
	(In millions of Korean won)

Loans	—	—	—	150,000	—	101,562	2,000	35,033	—	—	—	—	6,970
Due from customers on acceptances	—	—	—	—	—	44,990	—	—	—	—	—	—	—
Receivables	14,743	—	—	—	—	—	—	—	—	—	—	—	—
Borrowings	2,775,135	—	—	—	—	—	—	—	—	—	—	—	—
Interest income on loans	—	—	5	8,295	290	2,124	68	331	38	—	9	—	956
Fees and commission income	101,274	36	—	—	—	153	—	32	—	—	47,951	10,674	—
Interest expense on borrowings	72,001	—	—	—	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	—	3,006	182	—	—	—

(1)	See Note 36

(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.

(3)	The non-executive director of the Company, is the majority stockholder of Uclick.

(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.

(5)	The non-executive director of the Company during the year was the senior advisor of the entity.

(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2009
			Aju
			Auto	Kolon		Ace	KB		Kolon
	Trusts(1)	LGInt(4)	Rental(5)	INet(2)	SK(4)	Tech(4)	Life	Uclick(3)	Benit(2)	Directors(6)
	(In millions of Korean won)

Loans	—	—	17,548	9,970	150,000	—	—	—	—	12,245
Due from customers on acceptances	—	—	—	—	—	—	—	—	—	—
Receivables	22,959	—	—	—	—	—	—	—	—	—
Borrowings	1,658,160	—	—	—	—	—	—	—	—	—
Interest income on loans	—	826	1,312	1,054	8,295	20	1	—	—	646
Fees and commission income	126,785	12	—	2	—	—	34,636	—	—	—
Interest expense on borrowings	56,438	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	603	102	—

(1)	See Note 36

(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.

(3)	The non-executive director of the Company, is the majority stockholder of Uclick.

(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.

(5)	The non-executive director of the Company during the year was the senior advisor of the entity.

(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

Operating Subsidiaries	12 Months Ended
Dec. 31, 2009
Operating Subsidiaries [Abstract]
Operating Subsidiaries

34.	Operating Subsidiaries

Operating subsidiaries of the Company as of December 31, 2009 were as follows:

	Country of	Percentage
	Incorporation	Ownership

Kookmin Bank	Korea	100.00%
KB Investment & Securities Co., Ltd.	Korea	100.00%
KB Asset Management Co., Ltd.	Korea	100.00%
KB Real Estate Trust Co., Ltd.	Korea	100.00%
KB Investment Co., Ltd.	Korea	100.00%
KB Futures Co., Ltd.	Korea	100.00%
KB Credit Information Co., Ltd.	Korea	100.00%
KB Data Systems Co., Ltd.	Korea	100.00%
Kookmin Bank Hong Kong Ltd.(2)	Hong Kong	100.00%
Kookmin Bank Int’l Ltd.(2)	United Kingdom	100.00%
Kookmin Bank Cambodia PLC.(1)(2)	Cambodia	51.00%
KB Investment & Securities Hong Kong Ltd.(3)	Hong Kong	100.00%

(1)	Kookmin Bank Cambodia PLC. newly became a subsidiary of the Company in 2009.

(2)	Indicates percentage of ownership by Kookmin Bank.

(3)	Indicates percentage of ownership by KB Investment & Securities Co., Ltd.

All holdings are in the common shares of the undertaking concerned. Certain VIEs, which have been consolidated in accordance with FIN 46(R) (ASC 810) as of December 31, 2008 and 2009, are not included in the list of operating subsidiaries.

Segment Reporting	12 Months Ended
Dec. 31, 2009
Segment Reporting [Abstract]
Segment Reporting

35.	Segment Reporting

For management reporting purposes, the Company’s business segment results are reported to management under Korean GAAP. The Company is organized into four major business segments: Retail Banking, Corporate Banking, Capital Markets Activities and Credit Card Operations. These business divisions are based on the nature of the products and services provided, the type or class of customer, and the Company’s management organization, and provide the basis on which the Company reports its primary segment information:

•	Retail banking — The retail banking segment’s assets and liabilities are mainly with individuals and households. This segment handles private customer current accounts, savings, deposits, consumer loans and mortgage loans.

•	Corporate banking — The corporate banking segment’s assets and liabilities are mainly with private and public enterprises. The activities within this segment include loans, overdrafts, other credit facilities, deposits in foreign currencies and other foreign currency activities.

•	Capital markets activities — Activities within this segment include trading activities in securities and derivatives, activities involving investment security portfolios, and foreign currency funding through debentures and borrowings.

•	Credit card operations — The credit card segment’s assets and liabilities are mainly with individuals or corporate cardholders and card merchants, and it handles domestic as well as overseas credit and debit card operations.

Other operations of the Company are comprised of activities of its subsidiaries and other consolidated entities, activities of trust account management activities, none of which constitute a separately reportable segment.

Operating income and expenses and interest income and expense, related to both third party and inter-segment transactions, are included in determining the operating earnings of each segment. The provision for income tax is comprised of corporate income tax and resident tax surcharges. The income tax expenses are allocated to the respective segment based on performance. Transactions between the business segments are reflected on terms established by management.

The segment results were prepared based on Korean GAAP and a reconciliation to U.S. GAAP has been provided for certain line items. Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

A summary of the business segment results is shown in the following table:

			Capital	Credit				U.S.
	Retail	Corporate	Markets	Card		Total	Inter-Segment	GAAP
Year Ended December 31, 2007	Banking	Banking	Activities	Operations	Other	Segment	Transactions(1)	Adjustments	Total
	(In millions of Korean won)

Operating income	11,465,514	7,048,300	9,019,943	2,238,803	3,482,028	33,254,588	(10,727,867)	(5,721,523)	16,805,198
Operating expense	9,611,829	6,463,264	9,045,737	1,532,613	1,957,687	28,611,130	(10,629,155)	(6,142,579)	11,839,396

Segment results	1,853,685	585,036	(25,794)	706,190	1,524,341	4,643,458	(98,712)	421,056	4,965,802

Interest income	10,304,640	6,372,668	3,459,384	1,997,440	1,339,041	23,473,173	(9,596,017)	(1,084,815)	12,792,341
Interest expense	7,350,859	5,280,951	3,516,996	449,045	342,331	16,940,182	(10,142,560)	(110,174)	6,687,448

Net interest income(expense)	2,953,781	1,091,717	(57,612)	1,548,395	996,710	6,532,991	546,543	(974,641)	6,104,893
Provision for credit losses	84,110	416,403	23	19,468	27,524	547,528	(61)	(529,093)	18,374
Non-interest income	1,160,874	675,632	5,560,559	241,363	2,142,987	9,781,415	(1,131,850)	(4,636,708)	4,012,857
Non-interest expenses	1,941,470	728,371	5,527,876	1,020,704	1,477,086	10,695,507	(484,195)	(5,496,620)	4,714,692

Net non-interest income (expenses)	(780,596)	(52,739)	32,683	(779,341)	665,901	(914,092)	(647,655)	859,912	(701,835)
Depreciation and amortization	235,390	37,539	842	43,396	110,746	427,913	(2,339)	(6,692)	418,882

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense(benefits)	1,853,685	585,036	(25,794)	706,190	1,524,341	4,643,458	(98,712)	421,056	4,965,802
Income tax expense (benefit)	515,511	170,853	(6,915)	200,928	902,674	1,783,051	(503)	(576,115)	1,206,433
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	1,338,174	414,183	(18,879)	505,262	621,667	2,860,407	(98,209)	997,171	3,759,369

Segments’ total assets	90,257,424	73,194,276	38,573,300	9,950,104	13,024,404	224,999,508	(1,955,064)	(5,361,676)	217,682,768

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management’s reporting system.

			Capital	Credit				U.S.
	Retail	Corporate	Markets	Card		Total	Inter-Segment	GAAP
Year Ended December 31, 2008	Banking	Banking	Activities	Operations	Other	Segment	Transactions(1)	Adjustments	Total
	(In millions of Korean won)

Operating income	13,221,279	10,795,406	35,060,413	2,420,638	4,344,574	65,842,310	(19,548,677)	(27,512,912)	18,780,721
Operating expense	11,501,353	10,996,918	34,941,864	1,938,147	3,581,537	62,959,819	(19,381,568)	(26,584,315)	16,993,936

Segment results	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Interest income	12,224,734	9,551,144	4,352,695	2,115,252	1,385,306	29,629,131	(12,713,112)	(1,087,577)	15,828,442
Interest expense	9,256,727	8,206,760	4,204,987	614,730	564,010	22,847,214	(13,337,045)	(150,516)	9,359,653

Net interest income(expense)	2,968,007	1,344,384	147,708	1,500,522	821,296	6,781,917	623,933	(937,061)	6,468,789
Provision for credit losses	203,038	1,351,006	12,789	98,393	163,227	1,828,453	(1,233)	486,234	2,313,454
Non-interest income	996,545	1,244,262	30,707,718	305,386	2,959,268	36,213,179	(6,835,565)	(26,425,335)	2,952,279
Non-interest expenses	1,822,477	1,384,180	30,723,017	1,166,056	2,722,721	37,818,451	(6,061,312)	(26,843,497)	4,913,642

Net non-interest income (expenses)	(825,932)	(139,918)	(15,299)	(860,670)	236,547	(1,605,272)	(774,253)	418,162	(1,961,363)
Depreciation and amortization	219,111	54,972	1,071	58,968	131,579	465,701	18,022	(76,536)	407,187

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense(benefits)	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785
Income tax expense (benefit)	472,980	(55,416)	32,600	132,686	94,400	677,250	164,832	(388,235)	453,847
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—	—

Net income (loss)	1,246,946	(146,096)	85,949	349,805	668,637	2,205,241	(331,941)	(540,362)	1,332,938

Segments’ total assets	98,796,601	91,525,828	51,037,945	11,225,114	35,429,231	288,014,719	(20,465,928)	(9,221,880)	258,326,911

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management’s reporting system.

(2)	Figures shown in the above table for the year ended December 31, 2008 represent the consolidated income statement data of Kookmin Bank for the period between January 1, 2008 and June 30, 2008 of ~~W~~1,263 billion and the Company for the period between September 29, 2008 and December 31, 2008 of ~~W~~610 billion under Korean GAAP. However, the consolidated income statement of the Company from September 29, 2008 and December 31, 2008 includes results of all subsidiaries from July 1, 2008 to December 31, 2008 because the acquisition cost of Kookmin Bank and its subsidiaries in connection with the comprehensive stock transfer pursuant to which the Company was established has been determined as the net asset amount of Kookmin Bank and its subsidiaries as of June 30, 2008 based on Korean GAAP.

			Capital	Credit				U.S.
	Retail	Corporate	Markets	Card		Total	Inter-Segment	GAAP
Year Ended December 31, 2009	Banking	Banking	Activities	Operations	Other	Segment	Transactions(1)	Adjustments	Total
	(In millions of Korean won)

Operating income	10,767,548	9,117,257	19,508,950	2,559,243	2,863,332	44,816,330	(14,223,088)	(13,489,676)	17,103,566
Operating expense	9,603,133	9,165,844	19,394,967	1,932,273	3,471,157	43,567,374	(13,526,540)	(13,863,321)	16,177,513

Segment results	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Interest income	9,889,533	8,378,695	3,846,266	2,288,233	135,708	24,538,435	(9,762,047)	(1,186,268)	13,590,120
Interest expense	7,449,611	6,556,592	3,701,876	463,649	593,218	18,764,946	(10,413,325)	(120,192)	8,231,429

Net interest income(expense)	2,439,922	1,822,103	144,390	1,824,584	(457,510)	5,773,489	651,278	(1,066,076)	5,358,691
Provision for credit losses	263,761	1,391,912	53,049	266,046	323,641	2,298,409	576	(94,992)	2,203,993
Non-interest income	878,015	738,562	15,662,684	271,010	2,727,624	20,277,895	(4,461,041)	(12,303,408)	3,513,446
Non-interest expenses	1,693,885	1,154,559	15,638,908	1,147,435	2,393,227	22,028,014	(3,131,927)	(13,585,003)	5,311,084

Net non-interest income (expenses)	(815,870)	(415,997)	23,776	(876,425)	334,397	(1,750,119)	(1,329,114)	1,281,595	(1,797,638)
Depreciation and amortization	195,876	62,781	1,134	55,143	161,071	476,005	18,136	(63,134)	431,007

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense(benefits)	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053
Income tax expense (benefit)	320,214	(13,362)	31,346	172,416	(464,782)	45,832	(20,918)	182,570	207,484
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—	—

Net income (loss)	844,201	(35,225)	82,637	454,554	(143,043)	1,203,124	(675,630)	191,075	718,569

Segments’ total assets	100,871,142	89,113,715	45,348,512	11,991,434	37,685,520	285,010,323	(22,841,873)	(8,313,018)	253,855,432

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management’s reporting system.

The allowance for loan losses under U.S.GAAP for each segment is as follows:

			Capital
	Retail	Corporate	Markets	Credit Card
	Banking	Banking	Activities	Operations	Other	Total
	(In millions of Korean won)

As of December 31, 2008	378,240	2,387,914	7,746	213,131	56,504	3,043,535
As of December 31, 2009	461,013	2,532,894	335	202,173	144,631	3,341,046

The following is a reconciliation of the business segments’ total assets under Korean GAAP as of December 31, 2007, 2008 and 2009 to the consolidated total assets under U.S.GAAP:

	2007	2008	2009
	(In millions of Korean won)

Segments’ total assets	224,999,508	288,014,719	285,010,323
U.S. GAAP adjustments	(5,361,676)	(9,221,880)	(8,313,018)

Cash and cash equivalents	293,389	604,598	(129,864)
Restricted cash	(108,624)	887,372	453,122
Interest-bearing deposits in other banks	(76,214)	(1,706,276)	(879,692)
Call loans and securities purchased under resale agreements	7,576	19,491	(447)
Trading assets	(2,842,889)	(2,933,946)	(2,409,763)
Investment	(1,769,326)	(2,132,307)	(2,526,622)
Loans (net of allowance for loan losses)	1,810,489	1,798,977	2,189,741
Premises and equipment, net	(642,257)	(1,727,649)	(1,728,172)
Accrued interest and dividends receivable	(342,282)	(147,496)	(124,553)
Security deposits	(7,435)	(2,000)	(103,477)
Goodwill	172,478	341,765	442,695
Other intangible assets	66,766	34,474	11,027
Other assets	(1,923,347)	(4,258,883)	(3,507,013)
Inter-segment transactions	(1,955,064)	(20,465,928)	(22,841,873)

Consolidated total assets	217,682,768	258,326,911	253,855,432

The following is a reconciliation of the business segment’s operating income under Korean GAAP for the years ended December, 31, 2007, 2008 and 2009 to the consolidated operating income under U.S. GAAP:

	2007	2008	2009
	(In millions of Korean won)

Segments’ operating income	33,254,588	65,842,310	44,816,330
U.S. GAAP adjustments:	(5,721,523)	(27,512,912)	(13,489,676)

Interest and dividend income:
Deposits in other banks	(22,759)	(37,278)	(48,354)
Loans, including fees	(859,455)	(925,841)	(1,004,779)
Trading assets	(134,357)	(139,742)	(96,340)
Investment securities	(70,591)	4,396	(38,915)
Call loans and securities purchased under resale agreements	2,347	10,888	2,120

	(1,084,815)	(1,087,577)	(1,186,268)

Non-interest income:
Trust fees, nets	21,759	20,980	23,701
Other fees and commission income	841,740	825,337	895,026
Net trading revenue	(4,806,311)	(25,837,632)	(12,061,769)
Net gain on investments	(30,723)	(625,070)	(190,683)
Other non-interest income	(663,173)	(808,950)	(969,683)

	(4,636,708)	(26,425,335)	(12,303,408)

Inter-segment transactions	(10,727,867)	(19,548,677)	(14,223,088)

Consolidated operating income	16,805,198	18,780,721	17,103,566

The adjustments presented in the tables above represent consolidated assets and revenues not specifically allocated to individual business segments.

Differences between U.S. GAAP and Korean GAAP

The following is a summary of the significant adjustments made to consolidated total assets and revenue to reconcile the U.S. GAAP results with those under Korean GAAP.

Allowance for loan losses:  Under U.S. GAAP, the allowance for loan losses for specifically identified impaired non-homogeneous loans has been established based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate, (2) the fair value of the collateral if the loan was collateral dependent or (3) observable market prices if available. For homogeneous corporate and consumer loans, the allowance for the loan losses was established based on an evaluation of the historical performance of the loan portfolios. Under Korean GAAP, the allowance for loan losses has been determined at the larger of the allowance based on historical loss rates of loan portfolios or the one based on the loan classification guidelines and prescribed loss ratio of the Financial Service Commission. For the allowance for loan losses as of December 31, 2008, the Company used allowance based on the Financial Service Commission Guidelines as it was greater than the one based on the historical loss rates.

Deferred loan costs:  Under U.S. GAAP, certain employee and other costs associated with originating loans are deferred and amortized over the life of the related loans as an adjustment to the yield of the loans, net of any related fees received. Under Korean GAAP, origination costs related to wages and salaries are recognized as expense when accrued.

Securities and hedging derivatives accounting:  For 2007 and 2008, under U.S. GAAP, decreases in fair value with respect to all securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. In determining whether a decrease in fair value is other — than-temporary, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses. For 2009, under U.S. GAAP, decreases in fair value with respect to equity securities below the cost basis of an individual security and deemed to be other-than-temporary must be written off through a charge to income. For investment debt securities that the Company does not intent to sell and it more-likely-than-not will be required to sell before the expected recovery of the amortized cost basis, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in accumulated comprehensive income. In determining whether a credit loss exists and the period over which the debt security is expected to recover, the following factors were considered: the length of time and the extent to which the market value had been less than cost; the financial condition and near-term prospects of the issuer; and the intent and ability of the holder to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value. Under Korean GAAP, when the recoverable value of available-for-sale or held-to-maturity securities is less than their amortized acquisition costs and there is any objective evidence of impairment, then their book value is adjusted to their recoverable amount, and the declines in book value are reflected in current loss as impairment losses.

Under U.S. GAAP, to qualify for hedge accounting, derivatives must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness would be assessed prospectively and retrospectively. Under Korean GAAP, the criteria that must be met in order to apply hedge accounting are less prescriptive. Accordingly, the majority of the derivatives accounted for as hedges under Korean GAAP do not qualify for hedge accounting under U.S. GAAP. This adjustment reflects the effects of the reversal of the hedge accounting treatment under Korean GAAP.

Loan sale accounting:  Under U.S. GAAP, the transfer of loans was recorded as a sale if specific and prescriptive criteria were met relating to the transferor’s relinquishing control. If these criteria were not met, the transfer would be treated as a secured borrowing. Certain loan transfers (including those in connection with asset securitization transactions) that qualified for derecognition as sales under Korean GAAP did not meet U.S. GAAP criteria for derecognition as sales.

Fixed Assets:  Under Korean GAAP, certain fixed assets were revalued upward in 1998 and 2008. As a result of this revaluation, the revaluation gain is included in total equity, and depreciation expense related to the revalued fixed assets is determined based on the new cost basis. Under U.S. GAAP, such a revaluation is not permitted and depreciation expense is based on historical cost.

Goodwill:  Under Korean GAAP, goodwill is amortized over its useful life during which future economic benefits are expected to flow to the enterprise, not exceeding twenty years. Under U.S. GAAP, goodwill is not amortized, but rather it is tested for impairment at least annually.

Finite-lived Intangible Assets:  Under U.S. GAAP, finite-lived intangible assets which meet certain criteria are recognized in a business combination transaction and amortized over their useful lives. Under Korean GAAP, as the criteria that must be met in order to recognize intangible assets is not clearly specified, in practice, they are included as part of goodwill.

Foreign Currency Translation:  Under U.S. GAAP, all unrealized gains and losses arising from available-for-sale securities are recorded in accumulated other comprehensive income (loss); however under Korean GAAP, the portion of unrealized gains and losses on available-for-sale securities arising from foreign currency translation were recognized in earnings.

Stock-based Compensation:  Under U.S. GAAP, compensation costs of stock options and grants are recognized using the fair value method. Under Korean GAAP, the compensation costs of stock options granted by 2006 were recognized using the intrinsic value method and prospectively, the costs of stock options and grants granted from 2007 are recognized using the fair value method.

Consolidation of Variable Interest Entities (“VIEs”):  Under U.S. GAAP, VIEs for which the Company has been determined to be the primary beneficiary are consolidated. Under Korean GAAP, certain VIEs which are established in the course of assets-backed securitizations of loans are deconsolidated under the Law of Securitization, but the majority of the VIEs do not qualify for deconsolidation under U.S. GAAP. This adjustment reflects the effects of the reversal of the securitization accounting treatment under Korean GAAP.

Income tax expense:  Under U.S. GAAP, a tax position taken or expected to be taken in a tax return is evaluated to determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position, and then the tax positions that meet the more -likely -than -not criteria is measured to determine the amount of benefit to recognize in the financial statements. The tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized are reflected in the financial statements as adjustments of income tax expense, deferred tax assets/liabilities. In addition, interest and penalties related to tax positions are adjusted as a component of income tax expense. Under Korean GAAP, as the guidelines to recognize and measure the benefits of uncertain tax positions are not clearly specified, in practice, they are adjusted in income tax expense when realized.

Fair value:  Under Korean GAAP, fair value is measured at the amount for which an asset can be exchanged between knowledgeable willing parties in an arm’s length transaction. Fair value measurements are not made for liabilities. Under U.S. GAAP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant.

Trust Accounts	12 Months Ended
Dec. 31, 2009
Trust Accounts [Abstract]
Trust Accounts

36.	Trust Accounts

The Company offers a variety of asset management and administration services under trust arrangements in accordance with the Korean Trust Law and the Korean Capital Market and Financial Investment Business Act. The trust accounts managed by the Company are classified into performance based trusts and guaranteed trusts in terms of the nature of the trusts, and the guaranteed trusts consist of Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trusts.

The Guaranteed Principal Money Trusts require the Company to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Company guarantees a specified rate of return on the principal amount invested in Guaranteed Fixed Rate Money Trusts. Based on the Company’s analysis of potential risk and reward generated from the guaranteed trusts, the Guaranteed Fixed Rate Money Trusts were consolidated in the Company’s financial statements in accordance with FIN 46(R). For further discussion on the consolidation scope of the trust accounts, refer to Note 9.

With respect to the managing of the trust accounts, the Company charges investment management fees on the Guaranteed Principal Money Trusts and other performance based trusts, and receives commission income, including penalty charges for early withdrawal of fixed term deposits.

Subsequent Events	12 Months Ended
Dec. 31, 2009
Subsequent Events [Abstract]
Subsequent Events

37.	Subsequent Event

Kookmin Bank acquired 11,990,069 convertible preferred shares of JSC Bank CenterCredit at ~~W~~27,337 million through the participation of capital injection in January 2010. Additionally, in February 2010, Kookmin Bank acquired additional 24,571,396 convertible preferred shares and 3,886,574 outstanding common shares at ~~W~~57,423 million and ~~W~~48,442 million, respectively. Kookmin Bank consequently owns 41.93% of common and convertible preferred shares in JSC Bank CenterCredit as a result of the additional acquisition.